UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
FPA Crescent Fund
Institutional Class/FPACX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Institutional Class/FPACX)	$53	1.05%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,460,285,013
Total number of portfolio holdings	153
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Analog Devices, Inc.	3.4%
Alphabet, Inc. - Class A	2.9%
Alphabet, Inc. - Class C	2.1%
Citigroup, Inc.	2.1%
International Flavors & Fragrances, Inc.	2.0%
Meta Platforms, Inc. - Class A	2.0%
Heineken Holding N.V.	1.9%
Azelis Group N.V.	1.7%
Safran S.A.	1.7%
TE Connectivity Ltd.	1.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Crescent Fund - Institutional Class
FPA Crescent Fund
Investor Class/FPFRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Investor Class/FPFRX)	$59	1.15%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,460,285,013
Total number of portfolio holdings	153
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Analog Devices, Inc.	3.4%
Alphabet, Inc. - Class A	2.9%
Alphabet, Inc. - Class C	2.1%
Citigroup, Inc.	2.1%
International Flavors & Fragrances, Inc.	2.0%
Meta Platforms, Inc. - Class A	2.0%
Heineken Holding N.V.	1.9%
Azelis Group N.V.	1.7%
Safran S.A.	1.7%
TE Connectivity Ltd.	1.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Crescent Fund - Investor Class
FPA Crescent Fund
Supra Institutional Class/FPCSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Supra Institutional Class/FPCSX)	$50	0.99%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,460,285,013
Total number of portfolio holdings	153
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Analog Devices, Inc.	3.4%
Alphabet, Inc. - Class A	2.9%
Alphabet, Inc. - Class C	2.1%
Citigroup, Inc.	2.1%
International Flavors & Fragrances, Inc.	2.0%
Meta Platforms, Inc. - Class A	2.0%
Heineken Holding N.V.	1.9%
Azelis Group N.V.	1.7%
Safran S.A.	1.7%
TE Connectivity Ltd.	1.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Crescent Fund - Supra Institutional Class
FPA Flexible Fixed Income Fund
Advisor Class/FFIAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	$30	0.60%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,165,525,317
Total number of portfolio holdings	392
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.875%, 4/30/2031	8.6%
U.S. Treasury Note, 3.500%, 2/28/2031	8.4%
U.S. Treasury Note, 3.750%, 1/31/2031	8.1%
U.S. Treasury Note, 3.625%, 12/31/2030	5.6%
U.S. Treasury Note, 1.250%, 4/15/2031	1.5%
U.S. Treasury Note, 3.500%, 11/30/2030	1.4%
J.P. Morgan Mortgage Trust, Series 2022-1, Class A4, 2.500%, 7/25/2052	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	0.7%
Freddie Mac Pool, 1.500%, 3/1/2041	0.6%
SCE Recovery Funding LLC, 4.453%, 3/15/2036	0.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Flexible Fixed Income Fund - Advisor Class
FPA Flexible Fixed Income Fund
Institutional Class/FPFIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	$27	0.55%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,165,525,317
Total number of portfolio holdings	392
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.875%, 4/30/2031	8.6%
U.S. Treasury Note, 3.500%, 2/28/2031	8.4%
U.S. Treasury Note, 3.750%, 1/31/2031	8.1%
U.S. Treasury Note, 3.625%, 12/31/2030	5.6%
U.S. Treasury Note, 1.250%, 4/15/2031	1.5%
U.S. Treasury Note, 3.500%, 11/30/2030	1.4%
J.P. Morgan Mortgage Trust, Series 2022-1, Class A4, 2.500%, 7/25/2052	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	0.7%
Freddie Mac Pool, 1.500%, 3/1/2041	0.6%
SCE Recovery Funding LLC, 4.453%, 3/15/2036	0.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Flexible Fixed Income Fund - Institutional Class
FPA Flexible Fixed Income Fund
Investor Class/FFIRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Investor Class/FFIRX)	$32	0.65%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,165,525,317
Total number of portfolio holdings	392
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.875%, 4/30/2031	8.6%
U.S. Treasury Note, 3.500%, 2/28/2031	8.4%
U.S. Treasury Note, 3.750%, 1/31/2031	8.1%
U.S. Treasury Note, 3.625%, 12/31/2030	5.6%
U.S. Treasury Note, 1.250%, 4/15/2031	1.5%
U.S. Treasury Note, 3.500%, 11/30/2030	1.4%
J.P. Morgan Mortgage Trust, Series 2022-1, Class A4, 2.500%, 7/25/2052	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	0.7%
Freddie Mac Pool, 1.500%, 3/1/2041	0.6%
SCE Recovery Funding LLC, 4.453%, 3/15/2036	0.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Flexible Fixed Income Fund - Investor Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA Crescent Fund

(Institutional Class: FPACX)

(Investor Class: FPFRX)

(Supra Institutional Class: FPCSX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2026

FPA Crescent Fund

A series of Investment Managers Series Trust III

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Crescent Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

FPA Crescent Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 1.4%
	CONVERTIBLE BONDS — 0.0%
	Delivery Hero AG
$1,600,000	1.500%, 1/15/2028	$1,769,133
	Wayfair, Inc.
4,278,000	1.000%, 8/15/2026	4,197,582
	TOTAL CONVERTIBLE BONDS
	(Cost $5,703,442)	5,966,715
	CORPORATE BANK DEBT — 0.5%
	Cornerstone OnDemand, Inc.
2,474,048	7.744% (1-Month Term SOFR+375 basis points), 10/16/2028(a),(b),(c)	1,542,149
	Lealand Finance Company B.V. Senior Exit LC
21,844,968	3.500%, 6/30/2027(a),(b),(c),(d),(e),(f),(g)	(1,092,248)
	Lealand Reficar LC Term Loan
637,949	11.494% (3-Month Term SOFR+750 basis points), 6/30/2027(a),(b),(c),(d),(e),(f),(h)	574,154
	McDermott LC
26,500,921	7.953% (3-Month Term SOFR+426.16 basis points), 6/30/2027(a),(b),(c),(d),(e),(f)	24,380,847
	McDermott Technology Americas, Inc.
1,074,221	6.758% (1-Month Term SOFR+300 basis points), 6/30/2027(a),(b),(c),(d),(f)	1,020,510
41,211,668	7.759% (1-Month Term SOFR+400 basis points), 12/31/2027(a),(b),(c),(d),(f),(h)	39,151,084
	Vision Solutions, Inc.
2,473,613	7.928% (3-Month Term SOFR+400 basis points), 4/24/2028(a),(b),(c)	1,867,578
	TOTAL CORPORATE BANK DEBT
	(Cost $74,846,545)	67,444,074
	CORPORATE BONDS — 0.9%
	COMMUNICATIONS — 0.9%
	Echostar Corp.
33,209,948	3.875%, 11/30/2030	103,698,062
	FINANCIALS — 0.0%
	Charles Schwab Corp.
2,588,000	5.000% (3-Month USD Libor+257.5 basis points), 10/31/2069(c),(i)	2,555,650
	TOTAL CORPORATE BONDS
	(Cost $33,210,092)	106,253,712
	TOTAL BONDS & DEBENTURES
	(Cost $113,760,079)	179,664,501

Number of Shares
	CLOSED-END FUNDS — 0.0%
4,756,180	Altegrity, Inc.(b),(f)	5,469,607
	TOTAL CLOSED-END FUNDS
	(Cost $0)	5,469,607
	COMMON STOCKS — 60.9%
	AEROSPACE & DEFENSE — 1.7%
544,912	Safran S.A.	214,738,724

1

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	APPAREL & TEXTILE PRODUCTS — 0.5%
295,098	Cie Financiere Richemont S.A. - Class A	$68,116,982
	ASSET MANAGEMENT — 0.6%
283,826	LPL Financial Holdings, Inc.	79,948,108
114,294	Pershing Square SPARC Holdings, Ltd.(b),(f)	—
457,176	Pershing Square Tontine Holdings Ltd.(b),(f)	—
		79,948,108
	BANKING — 2.4%
1,839,742	Citigroup, Inc.	257,490,290
476,704	Wells Fargo & Co.	39,394,819
		296,885,109
	BEVERAGES — 2.5%
104,975	Diageo PLC	2,114,190
3,103,087	Heineken Holding N.V.	236,299,437
1,008,624	Pernod Ricard S.A.	73,314,357
		311,727,984
	BIOTECH & PHARMA — 0.6%
465,134	Merck KGaA	77,976,962
	CABLE & SATELLITE — 1.7%
3,996,138	Comcast Corp. - Class A	98,105,188
3,266,799	Liberty Broadband Corp. - Class C*	108,653,735
		206,758,923
	CHEMICALS — 5.1%
20,235,939	Azelis Group N.V.(d)	215,485,467
640,089	IMCD N.V.	57,879,126
3,163,067	International Flavors & Fragrances, Inc.	250,578,168
17,432,900	Nippon Paint Holdings Co., Ltd.	113,707,518
		637,650,279
	COMMERCIAL SUPPORT SERVICES — 2.3%
1,795,460	Bureau Veritas S.A.	54,992,527
1,744,218	Eurofins Scientific S.E.	136,492,632
1,531,670	Sodexo S.A.	88,592,724
		280,077,883
	CONSTRUCTION MATERIALS — 1.4%
1,926,741	Amrize Ltd.*	102,695,295
826,751	Holcim AG*	74,542,142
		177,237,437
	E-COMMERCE DISCRETIONARY — 1.6%
811,395	Amazon.com, Inc.*	193,387,884
	ELECTRIC UTILITIES — 0.1%
720,710	PG&E Corp.	12,122,342

2

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRICAL EQUIPMENT — 2.2%
453,500	Hirose Electric Co., Ltd.	$81,436,686
977,205	TE Connectivity Ltd.	197,014,300
		278,450,986
	ENGINEERING & CONSTRUCTION — 1.8%
2,523,815	McDermott International, Ltd.*,(b),(d),(f)	62,842,993
533,078	Samsung C&T Corp.	165,054,102
		227,897,095
	ENTERTAINMENT CONTENT — 0.1%
33,130	Epic Games, Inc.(b),(f)	7,581,469
	FOOD — 2.7%
1,289,856	Kerry Group PLC - Class A	118,318,939
1,712,617	Magnum Ice Cream Co. N.V.*	29,816,662
545,298	Magnum Ice Cream Co. N.V.*	9,486,116
7,088,011	Magnum Ice Cream Co. N.V.*	123,392,294
651,117	Orion Corp.	55,671,214
		336,685,225
	HEALTH CARE FACILITIES & SVCS — 0.5%
365,174	ICON PLC*	63,434,376
	HOME CONSTRUCTION — 1.0%
2,353,218	Fortune Brands Innovations, Inc.	129,191,668
	HOUSEHOLD PRODUCTS — 0.0%
39,937	Shiseido Co. Ltd.	644,622
	INSTITUTIONAL FINANCIAL SVCS — 0.9%
2,277,248	Jefferies Financial Group, Inc.	113,816,855
	INSURANCE — 2.7%
477,656	Aon PLC - Class A	158,433,719
792,439	Arthur J. Gallagher & Co.	181,920,221
		340,353,940
	INTERNET MEDIA & SERVICES — 8.5%
994,436	Alphabet, Inc. - Class A	355,381,593
740,920	Alphabet, Inc. - Class C	261,789,264
327,000	Delivery Hero S.E.*	13,381,705
434,581	Meta Platforms, Inc. - Class A	244,795,131
3,239,227	Prosus N.V.*	140,755,739
602,717	Uber Technologies, Inc.*	43,492,059
		1,059,595,491
	LEISURE FACILITIES & SERVICES — 0.9%
14,825	Marriott International, Inc. - Class A	5,493,997
769,770	Vail Resorts, Inc.	104,804,185
		110,298,182

3

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY — 1.3%
4,290,154	CNH Industrial NV	$48,178,429
3,110,930	Fluidra SA	70,400,076
1,176,320	Hoshizaki Corp.	38,486,390
		157,064,895
	MEDICAL EQUIPMENT & DEVICES — 5.1%
4,862,151	Avantor, Inc.*	48,135,295
4,541,166	Baxter International, Inc.	96,817,659
1,239,824	Becton, Dickinson and Co.	187,622,566
244,376	Bio-Rad Laboratories, Inc.*	71,751,237
337,623	Danaher Corp.	64,310,429
505,075	GE HealthCare Technologies, Inc.	32,329,851
150,282	Thermo Fisher Scientific, Inc.	75,345,384
159,710	Waters Corp.*	59,897,638
		636,210,059
	METALS & MINING — 1.7%
23,733,209	Glencore PLC*	161,822,772
4,215,343	Grupo Mexico S.A.B. de C.V.	47,785,538
		209,608,310
	OIL & GAS SERVICES & EQUIP — 0.6%
3,892,487	NOV, Inc.	72,205,634
	OTHER COMMON STOCK — 0.1%
—	Other Common Stock(j)	9,616,496
	REIT — 1.1%
6,976,598	Douglas Emmett, Inc.	82,323,856
1,448,615	Vornado Realty Trust	56,930,570
		139,254,426
	RETAIL - DISCRETIONARY — 1.7%
1,845,215	CarMax, Inc.*	97,593,422
489,528	Ferguson Enterprises, Inc.	116,179,680
		213,773,102
	SEMICONDUCTORS — 4.4%
1,064,041	Analog Devices, Inc.	422,605,164
39,055	Broadcom, Inc.	14,753,026
407,590	NXP Semiconductors N.V.	114,545,018
		551,903,208
	SOFTWARE — 0.9%
203,992	Intuit, Inc.	53,241,912
229,468	SAP S.E. - ADR	35,363,314
136,850	SAP SE	21,095,102
		109,700,328

4

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIALTY FINANCE — 0.5%
1,311,090	PayPal Holdings, Inc.	$56,612,866
	TECHNOLOGY HARDWARE — 0.8%
3,636,184	NCR Voyix Corp.*	29,707,623
1,724,280	Nintendo Co., Ltd.	72,488,748
		102,196,371
	TECHNOLOGY SERVICES — 0.6%
1,087,984	LG Corp.	68,951,308
	TRANSPORTATION EQUIPMENT — 0.3%
115,411	Westinghouse Air Brake Technologies Corp.	31,114,806
	TOTAL COMMON STOCKS
	(Cost $4,727,565,807)	7,582,790,335
	LIMITED PARTNERSHIPS — 1.7%
150,000	Footpath Ventures SPV IV LP(b),(f)	22,663,114
2,073,734	FPS Holdco LLC(b),(d),(f)	156,435,905
107,799	FPS Shelby Holdco I LLC(b),(d),(f)	8,894,468
22,500,000	Jett Texas LLC(b),(k)	26,421,750
1,146,250	Sound Holding FP(b),(d),(f)	—
120,000	U.S. Farming Realty Trust II LP(b),(d),(f)	474,482
	TOTAL LIMITED PARTNERSHIPS
	(Cost $98,891,523)	214,889,719
	WARRANTS — 0.0%
414,327	Electriq Power Holdings, Inc., Expiration Date: July 31, 2028*,(f)	—
316,054	MariaDB PLC, Expiration Date: December 16, 2027*,(f)	—
77,074	Ross Acquisition Corp. II, Expiration Date: September 16, 2026*,(f)	—
	TOTAL WARRANTS
	(Cost $230,012)	—
	SHORT-TERM INVESTMENTS — 35.8%
	MONEY MARKET INVESTMENTS — 0.2%
27,304,198	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.44%(l)	27,304,198

Principal Amount
	COMMERCIAL PAPER — 20.9%
$60,000,000	Chevron Corp., 3.75%, 9/14/2026(m)	59,531,250
73,000,000	Cisco Systems, Inc., 3.62%, 7/27/2026(m)	72,809,145
	Johnson & Johnson Co.
115,000,000	3.68%, 7/8/2026(m)	114,917,711
104,000,000	3.60%, 7/13/2026(m)	103,875,200
11,800,000	3.68%, 11/3/2026(m)	11,649,222
	Nestle Capital
100,000,000	3.65%, 7/10/2026(m)	99,908,670

5

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$95,000,000	3.72%, 7/21/2026(m)	$94,803,667
38,000,000	3.72%, 7/23/2026(m)	37,913,613
75,000,000	3.63%, 8/3/2026(m)	74,750,437
30,000,000	3.72%, 8/5/2026(m)	29,891,500
39,000,000	3.74%, 8/13/2026(m)	38,825,778
82,000,000	3.75%, 9/4/2026(m)	81,444,791
110,000,000	3.75%, 9/9/2026(m)	109,197,917
10,000,000	3.80%, 11/30/2026(m)	9,839,556
	Pepsico, Inc.
111,000,000	3.65%, 7/1/2026(m)	111,000,000
113,000,000	3.57%, 7/6/2026(m)	112,943,971
24,500,000	3.67%, 7/7/2026(m)	24,485,014
128,000,000	3.63%, 7/9/2026(m)	127,896,107
55,000,000	3.60%, 7/15/2026(m)	54,923,000
71,000,000	3.59%, 7/16/2026(m)	70,893,796
150,000,000	3.60%, 7/17/2026(m)	149,760,000
30,000,000	3.63%, 8/4/2026(m)	29,897,150
64,000,000	3.60%, 8/6/2026(m)	63,769,600
24,000,000	3.62%, 8/20/2026(m)	23,879,333
62,000,000	3.64%, 8/24/2026(m)	61,661,480
94,000,000	3.64%, 9/10/2026(m)	93,325,184
48,000,000	3.63%, 9/11/2026(m)	47,651,520
50,000,000	3.64%, 9/15/2026(m)	49,615,778
	Roche Holdings, Inc.
139,000,000	3.68%, 9/18/2026(m)	137,877,498
150,000,000	3.70%, 10/2/2026(m)	148,566,250
131,000,000	3.70%, 10/15/2026(m)	129,572,828
	TotalEnergies Capital S.A.
35,000,000	3.79%, 9/1/2026(m)	34,771,547
23,000,000	3.79%, 9/2/2026(m)	22,847,452
	Walmart Stores, Inc.
15,000,000	3.67%, 7/27/2026(m)	14,960,242
75,000,000	3.68%, 8/6/2026(m)	74,724,000
	Walt Disney Corp.
21,000,000	3.83%, 8/19/2026(m)	20,890,526
50,000,000	3.83%, 8/20/2026(m)	49,734,028
		2,595,004,761
	TREASURY BILLS — 14.7%
	U.S. Treasury Bill
100,000,000	3.64%, 7/2/2026(n)	99,990,045
150,000,000	3.65%, 7/7/2026(n)	149,909,750
150,000,000	3.66%, 7/14/2026(n)	149,805,000
143,000,000	3.59%, 7/16/2026(n)	142,786,659
100,000,000	3.65%, 7/21/2026(n)	99,800,533

6

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	TREASURY BILLS (Continued)
$135,000,000	3.62%, 7/23/2026(n)	$134,706,300
199,000,000	3.66%, 8/11/2026(n)	198,186,272
153,000,000	3.65%, 8/13/2026(n)	152,344,318
60,000,000	3.69%, 9/15/2026(n)	59,538,888
105,000,000	3.66%, 9/17/2026(n)	104,171,067
119,000,000	3.69%, 9/22/2026(n)	118,007,528
84,000,000	3.66%, 9/24/2026(n)	83,275,601
191,000,000	3.71%, 10/8/2026(n)	189,050,711
152,000,000	3.75%, 10/15/2026(n)	150,346,878
		1,831,919,550
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,454,323,479)	4,454,228,509

	TOTAL INVESTMENTS — 99.8%
	(Cost $9,394,770,900)	12,437,042,671
	Other Assets in Excess of Liabilities — 0.2%	23,242,342
	TOTAL NET ASSETS — 100.0%	$12,460,285,013

Number of Shares
	SECURITIES SOLD SHORT — (0.7)%
	COMMON STOCKS — (0.6)%
—	Other Common Stock(j)	(70,624,715)
	TOTAL COMMON STOCKS
	(Proceeds $78,245,107)	(70,624,715)
	EXCHANGE-TRADED FUNDS — (0.1)%
(31,492)	iShares Russell 2000 Growth ETF	(12,406,588)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $12,344,324)	(12,406,588)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $90,589,431)	$(83,031,303)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.

7

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

(a)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(b)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $358,227,862, which represents 2.87% of Total Net Assets.
(c)	Variable or floating rate security.
(d)	Affiliated company.
(e)	As of June 30, 2026, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 10 of the Notes to Financial Statements for further information on these commitments and contingencies.
(f)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(g)	All or a portion of the loan is unfunded.
(h)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(i)	Perpetual security. Maturity date is not applicable.
(j)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(k)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(l)	The rate is the annualized seven-day yield at period end.
(m)	Security exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,595,004,761, which represents 20.83% of Total Net Assets.
(n)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

8

FPA Crescent Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $9,036,986,118)	$11,928,875,009
Investments in affiliates, at value (cost $357,784,782)	508,167,662
Foreign currency, at value (cost $1,138,245)	1,133,730
Cash	22,991
Deposits held at broker	89,983,800
Receivables:
Unrealized appreciation on open swap contracts	10,493
Fund shares sold	10,442,177
Dividends and interest	12,231,237
Reclaims receivable	10,254,159
Prepaid expenses	112,381
Total assets	12,561,233,639

Liabilities:
Securities sold short, at value (proceeds $90,589,431)	83,031,303
Payables:
Investment securities purchased	52,330
Fund shares redeemed	6,355,381
Advisory fees	9,071,159
Shareholder servicing fees (Note 8)	1,457,012
Fund services fees	323,124
Administrative service fees (Note 3)	486,803
Trustees' deferred compensation (Note 3)	58,286
Shareholder reporting fees	28,949
Legal fees	18,065
Auditing fees	17,830
Registration fees	15,839
Chief Compliance Officer fees	8,323
Trustees' fees and expenses	1,168
Accrued other expenses	23,054
Total liabilities	100,948,626
Commitments and contingencies (Note 10)
Net Assets	$12,460,285,013

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$8,791,366,329
Total distributable earnings (accumulated deficit)	3,668,918,684
Net Assets	$12,460,285,013

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$45,609,416
Shares of beneficial interest issued and outstanding	1,008,525
Redemption price per share	$45.22

Institutional Class Shares:
Net assets applicable to shares outstanding	$7,738,108,425
Shares of beneficial interest issued and outstanding	171,008,713
Redemption price per share	$45.25

Supra Institutional Class Shares:
Net assets applicable to shares outstanding	$4,676,567,172
Shares of beneficial interest issued and outstanding	103,178,524
Redemption price per share	$45.33

See accompanying Notes to Financial Statements.

9

FPA Crescent Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $529,721)	$86,440,713
Dividends (net of foreign withholding taxes of $4,192,111)	54,071,303
Dividends from affiliated issuers	6,580,795
Interest from affiliated issuers	3,136,349
Total investment income	150,229,160

Expenses:
Advisory fees	56,462,137
Shareholder servicing fees - Investor Class (Note 8)	52,519
Shareholder servicing fees - Institutional Class (Note 8)	2,101,833
Shareholder servicing fees - Supra Institutional Class (Note 8)	2,217,602
Fund services fees	831,695
Administrative service fees - Investor Class (Note 3)	14,705
Administrative service fees - Institutional Class (Note 3)	2,674,306
Administrative service fees - Supra Institutional Class (Note 3)	222,780
Redemption liquidity service	117,781
Legal fees	113,350
Shareholder reporting fees	98,015
Registration fees	96,699
Trustees' fees and expenses	90,620
Miscellaneous	82,558
Insurance fees	32,106
Dividends on securities sold short	17,799
Chief Compliance Officer fees	7,971
Auditing fees	7,935
Interest expense	317
Total expenses	65,242,728
Advisory fees waived and shareholder servicing fees reimbursed (Note 3 and 8)	(2,679,282)
Net expenses	62,563,446
Net investment income (loss)	87,665,714

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	83,135,608
Investments in affiliated issuers	(42,508,832)
In-kind redemptions	667,295,729
Securities sold short	2,350,999
Swap contracts	(1,444,553)
Foreign currency transactions	(790,293)
Total realized gain (loss)	708,038,658
Net change in unrealized appreciation (depreciation) on:
Investments	(223,382,894)
Investments in affiliated issuers	86,984,240
Securities sold short	7,353,668
Swap contracts	792,321
Foreign currency translations	(297,317)
Net change in unrealized appreciation (depreciation)	(128,549,982)
Net realized and unrealized gain (loss)	579,488,676

Net Increase (Decrease) in Net Assets from Operations	$667,154,390

See accompanying Notes to Financial Statements.

10

FPA Crescent Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$87,665,714	$223,874,529
Total realized gain (loss) on investments, Investments in affiliated issuers - realized, securities sold short, Swap contracts - realized and foreign currency transactions	708,038,658	1,228,818,834
Net change in unrealized appreciation (depreciation) on investments, Investments in affiliated issuers - unrealized, securities sold short, Swap contracts - unrealized and foreign currency translations	(128,549,982)	370,399,506
Net increase (decrease) in net assets resulting from operations	667,154,390	1,823,092,869

Distributions to Shareholders:
Distributions:
Investor Class	(206,166)	(2,382,760)
Institutional Class	(35,179,511)	(681,547,405)
Supra Institutional Class	(21,239,806)	(387,112,291)
Total distributions to shareholders	(56,625,483)	(1,071,042,456)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	25,016,6811	25,936,607
Institutional Class	438,111,7141	837,884,203
Supra Institutional Class	1,287,298,9461	1,210,206,676
Reinvestment of distributions:
Investor Class	206,166	2,382,760
Institutional Class	28,821,376	562,908,557
Supra Institutional Class	17,721,757	322,178,238
Cost of shares redeemed:
Investor Class	(9,382,626)	(7,266,796
Institutional Class	(672,830,065)	(1,221,070,001
Supra Institutional Class	(1,147,123,328)	(1,097,102,878
Net increase (decrease) in net assets from capital transactions	(32,159,379)	636,057,366

Total increase (decrease) in net assets	578,369,528	1,388,107,779

Net Assets:
Beginning of period	11,881,915,485	10,493,807,706
End of period	$12,460,285,013	$11,881,915,485
Capital Share Transactions:
Shares sold:
Investor Class	569,563	609,414
Institutional Class	10,177,640	19,543,040
Supra Institutional Class	29,357,443	27,885,011
Shares reinvested:
Investor Class	4,582	55,512
Institutional Class	640,191	13,113,465
Supra Institutional Class	393,031	7,496,674
Shares redeemed:
Investor Class	(213,937)	(169,833)
Institutional Class	(15,205,640)	(28,806,343)
Supra Institutional Class	(26,103,479)	(25,067,133)
Net increase (decrease) in capital share transactions	(380,606)	14,659,807

[1]	Includes $62,099,673 of paid-in-capital received from an in-kind subscription effective as of the close of business on January 9, 2026. The total value received of $62,099,673 from this non-taxable event represented $45,360,469 in securities cost, $16,812,886 in net unrealized appreciation and $73,682 in other liabilities in exchange for 230,324 Investor Class Shares valued at $10,161,899, 97,841 Institutional Class Shares valued at $4,317,233 and 1,077,725 Supra Institutional Class Shares valued at $47,620,541, respectively.

See accompanying Notes to Financial Statements.

11

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Period Ended December 31, 2024[1]
Net asset value, beginning of period	$43.09	$40.19	$40.13
Income from Investment Operations:
Net investment income (loss)[2]	0.29	0.82	0.71
Net realized and unrealized gain	2.05	6.17	3.11
Total from investment operations	2.34	6.99	3.82

Less Distributions:
From net investment income	(0.21)	(1.11)	(1.27)
From net realized gain	-	(2.98)	(2.49)
Total distributions	(0.21)	(4.09)	(3.76)
Net asset value, end of period	$45.22	$43.09	$40.19

Total return[3]	5.42%[4]	17.52%	9.71%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,609	$27,937	$6,159

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.27%[5,6]	1.28%[7]	1.28%[5,7]
After fees waived and expenses absorbed	1.15%[5,6]	1.15%[7]	1.16%[5,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.20%[5]	1.76%	2.38%[5]
After fees waived and expenses absorbed	1.32%[5]	1.89%	2.50%[5]

Portfolio turnover rate	20%[4]	23%	10%[5]

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to December 31, 2024.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes short sale dividend, tax, and interest expenses that rounds to 0.01% of average net assets.
[7]	Includes short sale dividend, tax, and interest expenses that rounds to less than 0.01% of average net assets.

See accompanying Notes to Financial Statements.

12

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022[1]	2021[1]
Net asset value, beginning of period	$43.10	$40.20	$38.63	$33.34	$37.01	$35.97
Income from Investment Operations:
Net investment income (loss)[2]	0.31	0.85	0.94	0.70	0.17	- [3]
Net realized and unrealized gain (loss)	2.05	6.19	4.37	6.03	(3.58)	5.34
Total from investment operations	2.36	7.04	5.31	6.73	(3.41)	5.34

Less Distributions:
From net investment income	(0.21)	(1.16)	(1.25)	(0.05)	(0.02)	(0.29)
From net realized gain	-	(2.98)	(2.49)	(1.39)	(0.24)	(4.01)
Total distributions	(0.21)	(4.14)	(3.74)	(1.44)	(0.26)	(4.30)

Redemption fee proceeds	-	-	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$45.25	$43.10	$40.20	$38.63	$33.34	$37.01

Total return[4]	5.47%[5]	17.65%	13.96%	20.27%	(9.20)%	15.17%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,738,108	$7,558,760	$6,896,876	$7,009,178	$6,301,530	$8,394,402

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.08%[6,7]	1.09%[8]	1.07%[8]	1.08%	1.09%[9]	1.17%[10]
After fees waived and expenses absorbed	1.05%[6,7]	1.05%[8]	1.06%[8]	1.05%	1.06%[9]	1.14%[10]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.39%[6]	1.95%	2.26%	1.89%	0.46%	(0.03)%
After fees waived and expenses absorbed	1.42%[6]	1.99%	2.27%	1.92%	0.50%	0.01%

Portfolio turnover rate	20%[5]	23%	10%	14%	20%	20%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Amount represents less than $0.01 per share.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes short sale dividend, tax, and interest expenses that rounds to 0.01% of average net assets.
[8]	Includes short sale dividend, tax, and interest expenses that rounds to less than 0.01% of average net assets.
[9]	For the year ended December 31, 2022, the expense ratio includes short sale dividend expense that rounds to less than 0.01% of average net assets.
[10]	For the year ended December 31, 2021, the expense ratio includes short sale dividend expense equal to 0.09%.

See accompanying Notes to Financial Statements.

13

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Supra Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022[1]	2021[1]
Net asset value, beginning of period	$43.15	$40.25	$38.65	$33.35	$37.01	$35.98
Income from Investment Operations:
Net investment income (loss)[2]	0.33	0.88	0.96	0.72	0.22	0.02
Net realized and unrealized gain (loss)	2.06	6.18	4.39	6.03	(3.61)	5.33
Total from investment operations	2.39	7.06	5.35	6.75	(3.39)	5.35

Less Distributions:
From net investment income	(0.21)	(1.18)	(1.26)	(0.06)	(0.03)	(0.31)
From net realized gain	-	(2.98)	(2.49)	(1.39)	(0.24)	(4.01)
Total distributions	(0.21)	(4.16)	(3.75)	(1.45)	(0.27)	(4.32)

Redemption fee proceeds	-	-	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$45.33	$43.15	$40.25	$38.65	$33.35	$37.01

Total return[4]	5.53%[5]	17.68%	14.06%	20.33%	(9.14)%	15.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,676,567	$4,295,219	$3,590,773	$2,693,659	$2,258,987	$1,890,554

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.06%[6,7]	1.05%[8]	1.03%[8]	1.02%	1.03%[9]	1.12%[10]
After fees waived and expenses absorbed	0.99%[6,7]	0.99%[8]	1.00%[8]	0.99%	1.00%[9]	1.09%[10]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.41%[6]	1.99%	2.33%	1.95%	0.61%	0.02%
After fees waived and expenses absorbed	1.48%[6]	2.05%	2.36%	1.98%	0.64%	0.06%

Portfolio turnover rate	20%[5]	23%	10%	14%	20%	20%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Amount represents less than $0.01 per share.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes short sale dividend, tax, and interest expenses that rounds to 0.01% of average net assets.
[8]	Includes short sale dividend, tax, and interest expenses that rounds to less than 0.01% of average net assets.
[9]	For the year ended December 31, 2022, the expense ratio includes short sale dividend expense that rounds to less than 0.01% of average net assets.
[10]	For the year ended December 31, 2021, the expense ratio includes short sale dividend expense equal to 0.10% of average net assets.

See accompanying Notes to Financial Statements.

14

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Note 1 – Organization

FPA Crescent Fund (the “Fund”), is a diversified series of Investment Managers Series Trust III (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek to generate equity-like returns over the long-term, take less risk than the market and avoid permanent impairment of capital. First Pacific Advisors, LP (the "Adviser"), has served as the Fund's investment adviser since March 1, 1996.

On July 15, 2025, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Centerstone Investors Fund, a series of Northern Lights Fund Trust III (the “Acquired Fund”), into the FPA Crescent Fund (the “Acquiring Fund”). The Plan provides for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, and the distribution of the Acquiring Fund’s shares received by such Acquired Fund to its shareholders in complete liquidation of the Acquired Fund (the “Reorganization”). The Reorganization of the Acquired Fund generally is not expected to result in the recognition of gain or loss by the Acquired Fund or its shareholders for federal income tax purposes. The reorganization was effective as of the close of business on January 9, 2026.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund received the same aggregate share net asset value as noted below:

Shares Issued		Net Assets
Investor Class Shares	230,324	$10,161,899
Institutional Class Shares	97,841	4,317,233
Supra Institutional Class Shares	1,077,725	47,620,541

The net unrealized appreciation of investments transferred was $16,812,886 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

15

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Directors has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

16

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

17

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

(f) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

(g) Special Purpose Acquisition Companies

The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a

SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund's investments in SPACs will not significantly contribute to the Fund's distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, the Fund may elect not to participate in the proposed transaction or the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC's assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (ix) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest's intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time. There were no Private

18

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Investment in Public Equity (“PIPE”) share purchase commitments for the SPACs the Fund invested in as of June 30, 2026.

(h) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(j) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(k) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

19

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.93% plus class-specific administrative service fee of 0.07%, 0.07% and 0.01% of the Fund’s average daily net assets for the Institutional Class, Investor Class and Supra Institutional Class, respectively.

The Adviser has contractually agreed to reimburse operating expenses in excess of 0.05%, 0.15% and 0.05% of the average daily net assets of the Institutional Class, Investor Class and Supra Institutional Class, respectively, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expense, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, through January 8, 2028. The Adviser has also contractually agreed to reimburse the Fund for redemption liquidity service expenses in excess of 0.0044% of the daily average net assets of the Fund through January 8, 2028. These agreements may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Advisory Agreement. For the six-months ended June 30, 2026, the Adviser waived a portion of its advisory fees totaling $1,360,949.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six-months ended June 30, 2026 are reported as Fund services fees on the Statement of Operations.

Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the six-months ended June 30, 2026, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

20

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six-months ended June 30, 2026, are reported on the Statement of Operations.

Note 4 –Redemption Liquidity Service Fees

The Fund may participate in “Liquidity Programs” or “Programs” offered by independent third-party service providers, which are designed to provide an alternative liquidity source when conducting normal business activities.

Under the programs, cash is provided to the Fund to meet net shareowner redemptions, manage and optimize portfolio composition, offset transaction costs, and/or more efficiently manage the portfolio. Following purchases of Fund shares, the programs then generally redeem those shares when the Fund experiences net sales, at the end of a maximum holding period ranging from 2 to 8 days or at other times at the discretion of the program or the Adviser.

During the period that a third party holds the Fund’s shares through a Program, the third party will have the same rights and privileges with respect to those shares as any other shareholder. A third party that invests in the Fund through a Program does so on an investment-blind basis without regard to the Fund’s objective, policies, or anticipated performance. The third party purchases shares of the Fund at net asset value and is not subject to the Fund’s investment minimums or the limitations noted under “Excessive Trading and Market Timing” section contained in the Prospectus.

For use of certain services, the Fund pays a fee calculated by applying a fee rate to the purchase amount determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, certain providers are prohibited from acquiring more than 3% of the outstanding voting securities of a Fund, while others are prohibited from acquiring more than 5%. The providers will periodically redeem their entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s in-kind redemption policies. There is no assurance that these programs will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the six-months ended June 30, 2026, the fees associated with these programs are disclosed in the Statement of Operations within redemption liquidity service fees.

Liquidity Program activity during the six months ended June 30, 2026 was as follows:

Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash Redeemed	Value of Securities Redeemed In-kind	Total Value of Shares Redeemed	Gains on Securities Redeemed In-Kind
20,560,801	$903,190,676	(20,766,256)	$(42,520,987)	$(868,913,894)	$(911,434,881)	$667,295,729

21

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Note 5 – Securities Sold Short

The Fund maintains cash deposits and segregates marketable securities in amounts equal to the current fair value of the securities sold short or the fair value of the securities at the time they were sold short, whichever is greater. The Fund considers cash deposits held in connection with securities sold short to be restricted cash. The restriction will lapse when the related short positions are terminated. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The dividends on securities sold short are reflected as short sale dividend expense.

Note 6 – Federal Income Taxes

At June 30, 2026, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$9,341,557,174
Gross unrealized appreciation	$3,339,360,391
Gross unrealized depreciation	(326,906,197)
Net unrealized appreciation/(depreciation)	$3,012,454,194

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 7 – Investment Transactions

For the six-months ended June 30, 2026, purchases, sales, and in-kind redemptions of investments, excluding short-term investments, were $1,581,492,043, $1,117,494,123, and $868,913,894, respectively.

Note 8 – Shareholder Servicing Plan

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10%, 0.25%, and 0.10% of its average daily net assets attributable to the Institutional Class, Investor Class and Supra Institutional Class shares of the Fund, respectively. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. Such fees are reported on the Statement of Operations. For the six-months ended June 30, 2026, the Adviser reimbursed shareholder service fees of $191,076, $21,007, and $1,106,250 for Institutional Class shares, Investor Class shares, and Supra Institutional Class shares, respectively.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand.

Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.

22

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

As of June 30, 2026, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Company B.V. Senior Exit LC	$21,844,968	$(9,488,847)	$(1,092,248)	$8,396,599	$1,092,248

Note 11 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:

23

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Investments	Level 1	Level 2	Level 3	NAV as Practical Expedient*	Total
Convertible Bonds	$-	$5,966,715	$-	$-	$5,966,715
Corporate Bank Debt	-	3,409,727	64,034,347	-	67,444,074
Corporate Bonds
Communications	-	103,698,062	-	-	103,698,062
Financials	-	2,555,650	-	-	2,555,650
Closed-End Funds	-	-	5,469,607	-	5,469,607
Common Stocks
Aerospace & Defense	-	214,738,724	-	-	214,738,724
Apparel & Textile Products	-	68,116,982	-	-	68,116,982
Asset Management	79,948,108	-	-	-	79,948,108
Banking	296,885,109	-	-	-	296,885,109
Beverages	-	311,727,984	-	-	311,727,984
Biotech & Pharma	-	77,976,962	-	-	77,976,962
Cable & Satellite	206,758,923	-	-	-	206,758,923
Chemicals	250,578,168	387,072,111	-	-	637,650,279
Commercial Support Services	-	280,077,883	-	-	280,077,883
Construction Materials	102,695,295	74,542,142	-	-	177,237,437
E-Commerce Discretionary	193,387,884	-	-	-	193,387,884
Electric Utilities	12,122,342	-	-	-	12,122,342
Electrical Equipment	197,014,300	81,436,686	-	-	278,450,986
Engineering & Construction	-	165,054,102	62,842,993	-	227,897,095
Entertainment Content	-	-	7,581,469	-	7,581,469
Food	162,695,072	173,990,153	-	-	336,685,225
Health Care Facilities & Svcs	63,434,376	-	-	-	63,434,376
Home Construction	129,191,668	-	-	-	129,191,668
Household Products	-	644,622	-	-	644,622
Institutional Financial Svcs	113,816,855	-	-	-	113,816,855
Insurance	340,353,940	-	-	-	340,353,940
Internet Media & Services	905,458,047	154,137,444	-	-	1,059,595,491
Leisure Facilities & Services	110,298,182	-	-	-	110,298,182
Machinery	48,178,429	108,886,466	-	-	157,064,895
Medical Equipment & Devices	636,210,059	-	-	-	636,210,059
Metals & Mining	47,785,538	161,822,772	-	-	209,608,310
Oil & Gas Services & Equip	72,205,634	-	-	-	72,205,634
Other Common Stock	5,075,690	4,540,806	-	-	9,616,496
Reit	139,254,426	-	-	-	139,254,426
Retail - Discretionary	213,773,102	-	-	-	213,773,102
Semiconductors	551,903,208	-	-	-	551,903,208
Software	88,605,226	21,095,102	-	-	109,700,328
Specialty Finance	56,612,866	-	-	-	56,612,866
Technology Hardware	29,707,623	72,488,748	-	-	102,196,371
Technology Services	-	68,951,308	-	-	68,951,308
Transportation Equipment	31,114,806	-	-	-	31,114,806
Limited Partnerships	-	-	188,467,969	26,421,750	214,889,719
Warrants	-	-	-	-	-

24

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Investments	Level 1	Level 2	Level 3	NAV as Practical Expedient*	Total
Short-Term Investments	27,304,198	4,426,924,311	-	-	4,454,228,509
	$5,112,369,074	$6,969,855,462	$328,396,385	$26,421,750	$12,437,042,671
Securities Sold Short
Common Stocks	$(70,624,715)	$-	$-	$-	$(70,624,715)
Exchange-Traded Funds	(12,406,588)	-	-	-	(12,406,588)
	$(83,031,303)				$(83,031,303)
Total Return Swaps	$-	$10,493	$-	$-	$10,493

*	Investments valued using net asset value per share (or its equivalent) as a practical expedient are excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Beginning balance at December 31, 2025	Transfers into/(out) of Level 3 during the period	Total realized gain/(loss)	Total change in net unrealized appreciation/ (depreciation)	Accretion of Discount (Amortization of Premium) and Return of Capital	Net purchases	Net sales	Ending Value at June 30, 2026
Corporate Bank Debt	$47,084,267	$-	$-	$16,298,714	$-	$651,366	$-	$64,034,347
Closed-End Funds	5,469,607	-	-	-	-	-	-	5,469,607
Common Stocks	55,760,266	-	(42,508,832)	64,825,530	-	-	(7,652,502)	70,424,462
Limited Partnerships	188,988,907	-	-	(607,080)	86,142	-	-	188,467,969
Warrants	-	-	-	-	-	-	-	-
	$297,303,047	$-	$(42,508,832)	$80,517,164	$86,142	$651,366	$(7,652,502)	$328,396,385

The change in unrealized gains or losses attributable to Level 3 investments held at June 30, 2026 was $80,517,165.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers for the six months ended June 30, 2026.

25

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026.

Asset Class	Fair Value June 30, 2026	Valuation Methodologies	Unobservable Input	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation From an Increase in Input (1)
Corporate Bank Debt	$63,013,837	Pricing Model(2)	Quotes/Prices	$5.00 - $95.00	$95.35	Increase
	1,020,510	Third-Party Broker Quote (3)	Quotes/Prices	$95.00	$95.00	Increase
Closed End Funds	5,469,607	Pricing Model(4)	Last Reported Trade	$1.15	$1.15	Increase
Common Stocks - Long	-	Pricing Model(5)	Estimated Recovery Proceeds	$0.00	$0.00	Increase
	7,581,469	Most Recent Capitalization (Funding)(6)	Revenue Multiple	$228.84	$228.84	Increase
	62,842,993	Pricing Model(2)	Quotes/Prices	$24.90	$24.90	Increase
Limited Partnerships	165,330,373	Market Approach(7)	Shipping Broker Valuations	10% - 29%	28%	Increase
	22,663,114	Adjusted NAV as Practical Expedient (8)	Quotes/Prices	33%	33%	Increase
	474,482	Discounted NAV(9)	Market Discount	10%	10%	Decrease
Warrants	-	Asset Approach(10)	Estimated Recovery Proceeds	$0.00	$0.00	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would results from an increase to the corresponding unobservable input. A decrease to the unobversable input would have the opposite effect.
(2)	The Pricing Model technique for Level 3 securities involves recently quoted prices of the security.
(3)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(4)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(5)	The Pricing Model technique for Level 3 securities involves the issuance of non-tradable rights with no set exercise date.
(6)	The fair value of the investment is based on capital funding terms and discounted based on market trends. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.
(7)	The Discounted Cash Flow valuation technique involves estimating the value of an asset based on discounting a future stream of estimated cash flows using a discount rate determined by the Advisor.
(8)	The NAV provided by the general partner has been adjusted for the market price change of the underlying security subsequent to the March 31, 2026 NAV.
(9)	The NAV provided by the general partner has been discounted for the possible impact from various exit strategies under consideration by the general partner.
(10)	The Asset Approach technique for Level 3 securities involves the projected value of warrants that are pending cancellation.

The following is the fair value measurement of investments that are valued at NAV per share (or its equivalent) as a practical expedient:

Limited Partnerships	Investment Strategy	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
Jett Texas LLC	Long-term Equity	$26,421,750	$-	Closed End Fund	N/A	N/A
		$26,421,750	$-

Note 12 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

26

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2026 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$10,493	Unrealized depreciation on open swap contracts	$-

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2026, are as follows:

	Derivatives not designated as hedging instruments
	Equity Contracts	Total
Realized Gain (Loss) on Derivatives
Swap contracts	$(1,444,553)	$(1,444,553)

	Equity Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Swap contracts	$792,321	$792,321

The notional amount is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2026 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Swap contracts	Notional amount	$17,193,064

Note 13 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

27

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Unrealized appreciation on open swap contracts	Nomura	$10,493	$-	$-	$10,493

Note 14 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Security Description	Shares Held as of December 31, 2025	Beginning Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment
Azelis Group N.V.	16,929,662	$184,966,854	$30,633,431	$-	$-
FPS Holdco LLC	2,073,734	154,474,796	-	-	-
FPS Shelby Holdco I LLC	107,799	10,276,468	-	-	-
Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027	21,844,968	(5,461,242)	-	-	-
Lealand Reficar LC Term Loan, 11.494% (3-Month Term SOFR+750 basis points), 6/30/2027	602,758	530,427	35,191	-	-
McDermott International, Ltd.	2,851,885	42,778,275	-	(7,652,502)	(42,508,832)
McDermott LC, 7.953% (3-Month Term SOFR+426.16 basis points), 6/30/2027	26,500,921	19,875,691	-	-	-
McDermott Technology Americas, Inc., 6.758% (1-Month Term SOFR+300 basis points), 6/30/2027	1,074,221	880,861	-	-	-
McDermott Technology Americas, Inc., 7.759% (1-Month Term SOFR+400 basis points), 12/31/2027	40,595,493	31,258,530	616,175	-	-
Sound Holding FP	1,146,250	-	-	-	-
U.S. Farming Realty Trust II LP	120,000	479,299	-	-	-
		$440,059,959	$31,284,797	$(7,652,502)	$(42,508,832)

28

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Security Description - Continued	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value June 30, 2026	Shares as of June 30, 2026	Income from Affiliated Investments
Azelis Group N.V.	$-	$(114,818)	$-	$215,485,467	20,235,939	$5,208,795
FPS Holdco LLC	-	1,961,109	-	156,435,905	2,073,734	-
FPS Shelby Holdco I LLC	-	(1,382,000)	-	8,894,468	107,799	1,372,000
Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027	-	4,368,994	-	(1,092,248)	21,844,968	402,093
Lealand Reficar LC Term Loan, 11.494% (3-Month Term SOFR+750 basis points), 6/30/2027	-	8,536	-	574,154	637,949	34,951
McDermott International, Ltd.	-	70,226,052	-	62,842,993	2,523,815	-
McDermott LC, 7.953% (3-Month Term SOFR+426.16 basis points), 6/30/2027	-	4,505,156	-	24,380,847	26,500,921	1,064,518
McDermott Technology Americas, Inc., 6.758% (1-Month Term SOFR+300 basis points), 6/30/2027	-	139,649	-	1,020,510	1,074,221	36,621
McDermott Technology Americas, Inc., 7.759% (1-Month Term SOFR+400 basis points), 12/31/2027	-	7,276,379	-	39,151,084	41,211,668	1,598,166
Sound Holding FP	-	-	-	-	1,146,250	-
U.S. Farming Realty Trust II LP	-	(4,817)	-	474,482	120,000	-
Total	$-	$86,984,240	$-	$508,167,662		$9,717,144

Note 15 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2026, the Fund invested in the following restricted securities:

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Altegrity, Inc.	9/1/2021	$-	$5,469,607	0.04%
Cornerstone OnDemand, Inc., 7.744% (1-Month Term SOFR+375 basis points), 10/16/2028	12/7/2022	2,474,048	1,542,149	0.01%
Epic Games, Inc.	6/25/2020	19,049,750	7,581,469	0.06%
Footpath Ventures SPV IV LP	9/24/2021	16,048,693	22,663,114	0.18%
FPS Holdco LLC	10/17/2018	49,268,895	156,435,905	1.26%
FPS Shelby Holdco I LLC	2/4/2020	11,073,935	8,894,468	0.07%
Jett Texas LLC	12/2/2024	22,500,000	26,421,750	0.21%
Lealand Finance Company B.V. Senior Exit LC, 3.500% 6/30/2027	11/12/2019	(9,488,847)	(1,092,248)	-0.01%
Lealand Reficar LC Term Loan, 11.494% (3-Month Term SOFR+750 basis points), 6/30/2027	4/5/2024	637,949	574,154	0.00%
McDermott International, Ltd.	7/1/2020	6,539,114	62,842,993	0.50%
McDermott LC, 7.953% (3-Month Term SOFR+426.16 basis points), 6/30/2027	12/31/2020	26,500,949	24,380,847	0.20%
McDermott Technology Americas, Inc., 6.758% (1-Month Term SOFR+300 basis points), 6/30/2027	7/1/2020	1,074,192	1,020,510	0.01%
McDermott Technology Americas, Inc., 7.759% (1-Month Term SOFR+400 basis points), 12/31/2027	7/1/2020	51,362,523	39,151,084	0.32%
Pershing Square SPARC Holdings, Ltd.	6/12/2026	-	-	0.00%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
Sound Holding FP	10/7/2013	-	-	0.00%
U.S. Farming Realty Trust II LP	12/24/2012	-	474,482	0.01%
Vision Solutions, Inc., 7.928% (3-Month Term SOFR+400 basis points), 4/24/2028	12/7/2022	2,285,731	1,867,578	0.01%
		$199,326,932	$358,227,862	2.87%

29

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Note 16 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 17 – New Accounting Pronouncements

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

Note 18 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

30

FPA Flexible Fixed Income Fund

(Institutional Class: FPFIX)

(Advisor Class: FFIAX)

(Investor Class: FFIRX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2026

FPA Flexible Fixed Income Fund

A series of Investment Managers Series Trust III

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Flexible Fixed Income Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES — 91.1%
	ASSET-BACKED SECURITIES — 16.9%
	AUTO — 3.4%
	Ally Auto Receivables Trust
$931,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$937,337
	BMW Vehicle Owner Trust
701,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	705,579
	CarMax Auto Owner Trust
2,027,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	2,035,082
904,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	905,306
2,146,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	2,161,327
	Ford Credit Auto Owner Trust
1,343,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	1,344,424
734,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	737,806
	GM Financial Consumer Automobile Receivables Trust
1,424,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	1,435,711
	GM Financial Revolving Receivables Trust
3,383,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	3,364,284
5,133,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	5,182,318
1,403,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	1,441,049
8,349,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	8,450,458
	Hyundai Auto Receivables Trust
1,112,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	1,120,409
	Mercedes-Benz Auto Receivables Trust
816,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	816,028
1,038,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	1,042,602
	Nissan Auto Receivables Owner Trust
1,485,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	1,490,035
	Porsche Financial Auto Securitization Trust
1,721,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	1,724,166
	SFS Auto Receivables Securitization Trust
919,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	925,919
1,665,000	Series 2026-1A, Class A4, 4.070%, 1/20/2032(a)	1,635,230
1,051,000	Series 2026-2A, Class A4, 4.690%, 5/20/2033(a)	1,057,024
	Toyota Auto Loan Extended Note Trust
5,017,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,995,403
4,553,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	4,588,278
8,239,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	8,379,490
6,203,000	Series 2026-1A, Class A, 4.580%, 4/25/2039(a)	6,192,151
	Toyota Auto Receivables Owner Trust
1,343,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	1,343,535
1,973,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	1,978,138
2,714,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	2,735,248
	Volkswagen Auto Loan Enhanced Trust
1,181,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	1,185,680
	World Omni Auto Receivables Trust

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$1,251,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	$1,252,686
2,055,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	2,058,478
1,107,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	1,112,534
		74,333,715
	COLLATERALIZED LOAN OBLIGATION — 1.6%
	Barings Middle Market Ltd.
1,460,000	Series 2021-IA, Class D, 12.587% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,450,376
	Cerberus Loan Funding LLC
5,057,000	Series 2023-2A, Class A1, 6.223% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	5,071,979
5,734,000	Series 2023-4A, Class A, 6.098% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	5,772,808
	Fortress Credit Opportunities Ltd.
3,916,143	Series 2017-9A, Class A1TR, 5.485% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	3,919,272
8,814,000	Series 2017-9A, Class ER, 11.995% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	8,760,208
	Golub Capital Partners Ltd.
4,361,000	Series 2023-67A, Class A1, 6.148% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	4,369,892
5,388,000	Series 2019-46A, Class A1R, 5.485% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	5,392,202
		34,736,737
	EQUIPMENT — 6.9%
	Avis Budget Rental Car Funding AESOP LLC
1,059,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	1,067,830
3,527,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	3,568,572
4,981,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	5,091,668
3,599,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,702,517
1,728,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	1,752,313
7,423,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	7,514,037
2,699,000	Series 2026-2A, Class A, 4.600%, 8/20/2032(a)	2,646,769
	Barings Equipment Finance LLC
889,000	Series 2026-A, Class A4, 4.240%, 11/13/2045(a)	873,702
	CNH Equipment Trust
581,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	580,120
644,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	645,830
1,805,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	1,828,794
1,692,000	Series 2026-B, Class A4, 4.740%, 11/15/2033	1,698,594

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	Enterprise Fleet Financing
$2,314,000	Series 2026-2, Class A4, 4.590%, 1/20/2033(a)	$2,309,608
	Enterprise Fleet Financing LLC
336,538	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	336,591
1,870,053	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	1,873,914
1,297,419	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	1,298,521
3,800,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	3,824,022
3,748,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	3,822,706
1,693,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	1,695,632
3,339,000	Series 2025-4, Class A4, 4.280%, 6/20/2032(a)	3,301,736
4,003,000	Series 2026-1, Class A4, 4.290%, 9/20/2032(a)	3,965,444
	Ford Credit Floorplan Master Owner Trust
10,771,000	Series 2018-4, Class A, 4.060%, 11/15/2030	10,669,879
6,057,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	6,172,058
3,949,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	3,928,950
4,498,000	Series 2026-2, Class A, 4.600%, 5/15/2033	4,501,945
	GMF Floorplan Owner Revolving Trust
2,130,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	2,161,982
6,852,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	6,941,572
3,076,000	Series 2026-2A, Class A, 4.770%, 5/16/2033(a)	3,098,044
	GreatAmerica Leasing Receivables Funding LLC
1,675,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	1,684,324
1,385,000	Series 2025-2, Class A4, 4.290%, 9/15/2032(a)	1,371,463
1,183,000	Series 2026-1, Class A4, 4.960%, 5/16/2033(a)	1,192,932
	Hertz Vehicle Financing LLC
3,489,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	3,422,887
	John Deere Owner Trust
1,372,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	1,375,596
1,203,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	1,208,857
1,664,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	1,677,818
	Kubota Credit Owner Trust
1,359,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	1,366,124
876,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	878,444
	M&T Equipment Notes
1,028,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	1,033,502
2,469,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	2,479,063
	MMAF Equipment Finance LLC
2,626,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	2,658,887
736,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	718,430
5,085,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	5,160,430
4,370,000	Series 2025-A, Class A4, 5.020%, 6/13/2050(a)	4,416,233
4,330,000	Series 2025-B, Class A4, 4.290%, 9/13/2050(a)	4,266,363

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	Verizon Master Trust
$8,097,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	$8,247,631
10,281,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	10,366,424
4,579,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	4,549,396
	Volvo Financial Equipment LLC
812,000	Series 2025-2A, Class A4, 4.060%, 6/15/2033(a)	801,341
		149,749,495
	OTHER — 5.0%
	American Tower Trust 1
8,058,000	5.490%, 3/15/2028(a)	8,108,910
	Brazos Securitization LLC
570,580	5.014%, 9/1/2031(a)	574,177
	Centerpoint Energy Restoration Bond Co. II LLC
9,713,425	4.255%, 12/15/2035	9,545,751
	Cleco Securitization II LLC
7,018,306	4.680%, 12/1/2036	6,958,149
	Cleco Securitization LLC
1,156,698	4.016%, 3/1/2031	1,138,479
	Consumers 2023 Securitization Funding LLC
2,542,000	5.210%, 9/1/2031	2,579,791
	Diamond Infrastructure Funding LLC
512,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	506,323
	Diamond Issuer LLC
1,718,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	1,673,677
	DTE Electric Securitization Funding II LLC
2,451,758	5.970%, 3/1/2033	2,552,893
	Duke Energy Carolinas Nc Storm Funding II LLC
5,175,000	4.226%, 7/1/2037	5,064,715
	Golub Capital Partners Funding Ltd.
408,404	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	394,459
280,987	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	267,234
1,705,123	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	1,580,806
951,173	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	885,565
3,455,525	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	3,180,552
4,020,860	Series 2021-2A, Class B, 3.993%, 10/19/2029(a)	3,744,494
	Hotwire Funding LLC
1,250,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	1,243,999
1,385,000	Series 2023-1A, Class A2, 5.687%, 5/20/2053(a)	1,392,180
	Kansas Gas Service Securitization I LLC
4,604,544	5.486%, 8/1/2032	4,701,800
	Lightpath Fiber Issuer LLC
4,398,000	Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	4,394,291

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	MetroNet Infrastructure Issuer LLC
$838,000	Series 2026-1A, Class C, 7.100%, 4/20/2056(a)	$840,683
	Oklahoma Development Finance Authority
1,567,242	4.135%, 12/1/2033	1,558,450
603,655	4.285%, 2/1/2034	602,175
1,362,253	3.877%, 5/1/2037	1,334,863
	PG&E Recovery Funding LLC
3,124,999	5.045%, 7/15/2032	3,183,593
4,262,916	4.838%, 6/1/2033	4,274,792
	PG&E Wildfire Recovery Funding LLC
2,552,802	4.022%, 6/1/2031	2,503,079
	SBA Tower Trust
1,380,000	1.631%, 11/15/2026(a)	1,361,608
1,767,000	2.328%, 1/15/2028(a)	1,695,545
1,049,000	6.599%, 1/15/2028(a)	1,060,091
	SCE Recovery Funding LLC
13,270,000	4.453%, 3/15/2036	13,037,775
	SpringCastle America Funding LLC
451,947	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	422,525
	Texas Electric Market Stabilization Funding N LLC
4,713,287	4.265%, 8/1/2036(a)	4,632,677
	Texas Natural Gas Securitization Finance Corp.
627,885	5.102%, 4/1/2035	636,334
	VCP RRL Ltd.
506,500	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	482,303
824,295	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	743,649
	Virginia Power Fuel Securitization LLC
8,504,000	4.877%, 5/1/2031	8,525,260
	WEPCo Environmental Trust Finance LLC
712,490	Series 2021-1, Class A, 1.578%, 12/15/2035	628,885
		108,012,532
	TOTAL ASSET-BACKED SECURITIES
	(Cost $365,998,333)	366,832,479
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.3%
	AGENCY — 7.3%
	Federal Home Loan Mortgage Corp.
784,000	Series K068, Class A2, 3.244%, 8/25/2027	774,179
1,135,000	Series K072, Class A2, 3.444%, 12/25/2027	1,119,780
3,064,000	Series K073, Class A2, 3.350%, 1/25/2028	3,017,058
1,691,000	Series K076, Class A2, 3.900%, 4/25/2028	1,674,977
377,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	372,837
3,220,000	Series K079, Class A2, 3.926%, 6/25/2028	3,184,664

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$2,683,000	Series K080, Class A2, 3.926%, 7/25/2028(b)	$2,653,139
7,407,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	7,317,737
5,016,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	4,955,780
2,785,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	2,758,197
7,311,000	Series K084, Class A2, 3.780%, 10/25/2028(b)	7,201,706
2,867,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	2,840,238
3,232,000	Series K089, Class A2, 3.563%, 1/25/2029	3,163,165
509,000	Series K088, Class A2, 3.690%, 1/25/2029	499,606
5,136,000	Series K090, Class A2, 3.422%, 2/25/2029	4,998,228
2,866,000	Series K091, Class A2, 3.505%, 3/25/2029	2,789,104
669,000	Series K092, Class A2, 3.298%, 4/25/2029	648,816
548,189	Series K093, Class A2, 2.982%, 5/25/2029	528,152
10,160,420	Series K095, Class A2, 2.785%, 6/25/2029	9,689,946
10,437,000	Series K094, Class A2, 2.903%, 6/25/2029	9,999,409
5,934,750	Series K097, Class A2, 2.508%, 7/25/2029	5,612,485
13,412,000	Series K096, Class A2, 2.519%, 7/25/2029	12,705,118
2,622,000	Series K099, Class A2, 2.595%, 9/25/2029	2,474,676
6,883,000	Series K101, Class A2, 2.524%, 10/25/2029	6,477,346
4,314,000	Series K102, Class A2, 2.537%, 10/25/2029	4,071,362
6,001,000	Series K103, Class A2, 2.651%, 11/25/2029	5,663,110
894,000	Series K107, Class A2, 1.639%, 1/25/2030	817,383
449,000	Series K105, Class A2, 1.872%, 1/25/2030	410,501
1,718,000	Series K106, Class A2, 2.069%, 1/25/2030	1,582,544
2,381,000	Series K104, Class A2, 2.253%, 1/25/2030	2,223,529
1,265,000	Series K108, Class A2, 1.517%, 3/25/2030	1,142,102
8,157,000	Series K751, Class A2, 4.412%, 3/25/2030	8,140,490
1,920,000	Series K109, Class A2, 1.558%, 4/25/2030	1,729,739
2,981,000	Series K151, Class A3, 3.511%, 4/25/2030	2,880,186
258,000	Series K111, Class A2, 1.350%, 5/25/2030	230,059
1,407,000	Series K114, Class A2, 1.366%, 6/25/2030	1,250,420
564,000	Series K116, Class A2, 1.378%, 7/25/2030	500,885
2,774,000	Series K752, Class A2, 4.284%, 7/25/2030	2,753,083
9,296,000	Series K117, Class A2, 1.406%, 8/25/2030	8,251,937
2,108,000	Series K120, Class A2, 1.500%, 10/25/2030	1,867,702
11,142,000	Series K754, Class A2, 4.940%, 11/25/2030(b)	11,331,120
	Freddie Mac Multifamily Structured Pass-Through Certificates
2,550,000	Series K100, Class A2, 2.673%, 9/25/2029	2,415,434
695,000	Series K110, Class A2, 1.477%, 4/25/2030	625,203
1,000,000	Series K113, Class A2, 1.341%, 6/25/2030	891,118
1,978,000	Series K115, Class A2, 1.383%, 6/25/2030	1,761,563
		157,995,813

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY STRIPPED — 0.0%
	Government National Mortgage Association
$1,222,275	Series 2015-19, Class IO, 0.292%, 1/16/2057(b)	$14,743
706,383	Series 2015-7, Class IO, 0.488%, 1/16/2057(b)	14,840
1,603,787	Series 2020-43, Class IO, 1.239%, 11/16/2061(b)	131,081
2,319,192	Series 2020-71, Class IO, 1.056%, 1/16/2062(b)	141,704
4,659,880	Series 2020-75, Class IO, 0.877%, 2/16/2062(b)	259,111
3,251,111	Series 2020-42, Class IO, 0.939%, 3/16/2062(b)	206,390
		767,869
	NON-AGENCY — 4.0%
	Arbor Multifamily Mortgage Securities Trust
6,960,000	Series 2020-MF1, Class A5, 2.756%, 5/15/2053(a)	6,484,427
	Arbor Realty Commercial Real Estate Notes Ltd.
840,273	Series 2022-FL1, Class A, 5.043% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	840,273
	BANK5
5,385,000	Series 2025-5YR18, Class A3, 5.145%, 12/15/2058	5,417,593
	BBCMS Mortgage Trust
1,000,000	Series 2025-5C34, Class A3, 5.659%, 5/15/2058	1,025,511
	BBCMS Trust
246,903	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	243,892
2,296,000	Series 2025-5C36, Class A3, 5.517%, 8/15/2058	2,344,171
	Benchmark Mortgage Trust
2,591,000	Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	2,666,755
	BMO Mortgage Trust
2,581,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	2,629,171
1,258,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	1,285,871
2,696,000	Series 2025-5C13, Class A3, 5.227%, 12/15/2058	2,720,644
	BX Trust
5,125,000	Series 2019-OC11, Class A, 3.202%, 12/9/2041(a)	4,831,004
	BXMT Ltd.
648,060	Series 2021-FL4, Class A, 5.051% (1-Month Term SOFR+141.448 basis points), 5/15/2038(a),(b)	648,131
	CHI Commercial Mortgage Trust
7,209,000	Series 2025-SFT, Class A, 5.665%, 4/15/2042(a),(b)	7,280,654
	Hudson Yards Mortgage Trust
1,100,000	Series 2025-SPRL, Class A, 5.649%, 1/13/2040(a),(b)	1,118,631
	Manhattan West Mortgage Trust
4,991,000	Series 2020-1MW, Class A, 2.130%, 9/10/2039(a)	4,831,807
	MF1 Ltd.
419,166	Series 2021-FL7, Class A, 4.832% (1-Month Term SOFR+119.448 basis points), 10/16/2036(a),(b)	419,424
	Progress Residential Trust

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
$1,404,860	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	$1,322,450
3,723,669	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	3,514,668
2,099,679	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	1,992,634
9,769,610	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	9,269,761
1,827,622	Series 2024-SFR5, Class A, 3.000%, 8/17/2041(a)	1,721,978
7,289,248	Series 2025-SFR2, Class A, 3.305%, 4/17/2042(a)	6,879,488
2,751,000	Series 2025-SFR3, Class A, 3.390%, 7/17/2042(a)	2,590,526
2,561,000	Series 2025-SFR6, Class A, 4.000%, 12/17/2042(a)	2,457,071
	ROCK Trust
4,311,000	Series 2024-CNTR, Class A, 5.388%, 11/13/2041(a)	4,354,971
	SLG Office Trust
5,585,000	Series 2021-OVA, Class A, 2.585%, 7/15/2041(a)	4,977,296
	WHARF Commercial Mortgage Trust
1,900,000	Series 2025-DC, Class A, 5.528%, 7/15/2040(a),(b)	1,917,874
		85,786,676
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $241,464,786)	244,550,358
	CORPORATE BANK DEBT — 0.5%
	Capstone Acquisition Holdings, Inc. Term Loan
1,814,476	8.244% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e)	1,849,296
	JC Penney Corp., Inc.
464,034	5.568% (3-Month USD Libor+425 basis points), 6/23/2027*,(b),(c),(d),(e),(f)	47
	Lealand Finance Company B.V. Senior Exit LC
341,263	4.750%, 6/30/2027(b),(c),(d),(e),(g),(h)	(17,063)
	McDermott Technology Americas, Inc.
13,841	7.758% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(i)	13,149
	WH Borrower LLC
8,266,201	8.142% (3-Month Term SOFR+450 basis points), 2/20/2032(b),(c),(e)	8,286,866
	TOTAL CORPORATE BANK DEBT
	(Cost $10,037,937)	10,132,295
	CORPORATE BONDS — 2.7%
	COMMUNICATIONS — 0.2%
	DISH Network Corp.
2,000,000	11.750%, 11/15/2027(a)	2,055,140
	Echostar Corp.
1,014,000	3.875%, 11/30/2030	3,166,215
		5,221,355
	CONSUMER DISCRETIONARY — 0.4%
	Air Canada Pass-Through Trust
1,548,008	Series 2017-1, Class AA, 3.300%, 7/15/2031(a)	1,461,087

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	VT Topco, Inc.
$5,947,000	8.500%, 8/15/2030(a)	$6,036,205
		7,497,292
	FINANCIALS — 2.1%
	Apollo Debt Solutions BDC Senior Notes
3,644,000	8.620%, 9/28/2028(d),(e)	3,644,000
	Blue Owl Credit Income Corp.
5,727,000	7.950%, 6/13/2028	5,921,391
	Blue Owl Finance LLC
5,000,000	3.125%, 6/10/2031	4,385,515
	Drawbridge Special Opportunities Fund LP
6,876,000	5.950%, 9/17/2030(a)	6,584,459
	Five Point Operating Co. LP
400,000	8.000%, 10/1/2030(a)	409,344
	Hlend Senior Notes
5,000,000	8.170%, 3/15/2028(d),(e)	5,000,000
	HPS Corporate Lending Fund
2,981,000	6.750%, 1/30/2029	3,031,914
	Midcap Financial Issuer Trust
10,563,000	6.500%, 5/1/2028(a)	10,548,653
	Oaktree Strategic Credit Fund
4,032,000	8.400%, 11/14/2028	4,225,372
	OCREDIT BDC Senior Notes
1,557,000	7.770%, 3/7/2029(d),(e)	1,557,000
		45,307,648
	TOTAL CORPORATE BONDS
	(Cost $54,765,217)	58,026,295
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 25.9%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.9%
	Fannie Mae REMICS
9,403,032	Series 2026-21, Class A, 2.000%, 9/25/2045	8,385,127
	Federal National Mortgage Association
812,457	Series 3810, Class PE, 4.000%, 2/15/2041	789,829
31,942	Series 2012-144, Class PD, 3.500%, 4/25/2042	31,505
8,740,506	Series 2024-70, Class EC, 3.000%, 11/25/2047	8,128,959
	Freddie Mac REMICS
57,990	Series 4162, Class P, 3.000%, 2/15/2033	56,518
	GS Mortgage-Backed Securities Trust
2,421,534	Series 2024-95, Class AB, 2.500%, 6/20/2045	2,211,602
		19 603 540

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal
Amount		Value
	AGENCY POOL ADJUSTABLE RATE — 0.8%
	Fannie Mae Pool
$311,712	1.732% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	$283,719
2,495,313	1.966% (30-Day SOFR Average+207.481 basis points), 8/1/2051(b)	2,288,426
203,341	1.603% (30-Day SOFR Average+209.3 basis points), 9/1/2051(b)	183,801
1,361,466	1.956% (30-Day SOFR Average+212 basis points), 1/1/2052(b)	1,237,938
2,378,897	1.886% (30-Day SOFR Average+233.488 basis points), 4/1/2052(b)	2,159,070
	Freddie Mac Non Gold Pool
899,332	1.668% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	813,027
1,153,462	2.554% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	1,065,277
774,016	2.513% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	713,718
8,336,762	2.152% (30-Day SOFR Average+217.836 basis points), 7/1/2052(b)	7,579,831
1,026,626	3.313% (30-Day SOFR Average+222.213 basis points), 11/1/2052(b)	976,233
1,203,507	2.158% (30-Day SOFR Average+217.928 basis points), 5/1/2053(b)	1,094,437
		18,395,477
	AGENCY POOL FIXED RATE — 13.9%
	Fannie Mae Pool
1,716,030	1.500%, 12/1/2035	1,540,320
2,169,905	1.000%, 4/1/2036	1,880,535
3,519,734	1.000%, 9/1/2036	3,040,603
2,183,901	1.000%, 11/1/2036	1,878,421
12,475,478	1.000%, 12/1/2036	10,730,578
645,911	1.000%, 12/1/2036	555,568
16,766,267	1.000%, 3/1/2037	14,421,230
1,566,035	2.000%, 6/1/2040	1,365,570
586,530	2.000%, 9/1/2040	510,922
638,854	2.000%, 10/1/2040	556,216
407,259	1.500%, 11/1/2040	344,444
3,490,853	2.000%, 11/1/2040	3,037,497
1,929,174	1.500%, 12/1/2040	1,630,356
2,417,920	2.000%, 12/1/2040	2,102,478
727,911	1.500%, 1/1/2041	614,701
2,636,451	1.500%, 2/1/2041	2,224,681
6,917,814	1.500%, 3/1/2041	5,833,422
258,056	1.500%, 4/1/2041	217,464
6,080,767	1.500%, 5/1/2041	5,116,857
1,474,232	2.500%, 5/1/2041	1,319,381
6,726,106	1.500%, 7/1/2041	5,649,550
879,922	2.000%, 7/1/2041	761,562
8,399,044	2.000%, 9/1/2041	7,301,860
6,804,350	1.500%, 10/1/2041	5,702,346
14,394,771	1.500%, 11/1/2041	12,055,377
2,900,925	1.500%, 11/1/2041	2,429,401
2,460,754	1.500%, 12/1/2041	2,059,309

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$12,198,173	1.500%, 1/1/2042	$10,191,448
1,432,956	1.500%, 1/1/2042	1,197,147
2,619,783	1.500%, 2/1/2042	2,208,803
815,986	1.500%, 3/1/2042	683,806
2,612,987	1.500%, 3/1/2042	2,204,874
4,636,850	1.500%, 3/1/2042	3,891,914
6,896,957	1.500%, 3/1/2042	5,784,812
4,555,150	1.500%, 3/1/2042	3,808,774
8,510,296	1.500%, 3/1/2042	7,131,137
2,091,886	2.000%, 8/1/2042	1,806,431
7,070,516	2.000%, 8/1/2042	6,083,857
2,907,936	3.500%, 4/1/2044	2,715,072
4,605,469	4.000%, 6/1/2045	4,447,899
10,356,852	4.000%, 3/1/2046	10,006,790
977,923	4.000%, 7/1/2046	944,108
672,959	4.000%, 7/1/2046	643,928
1,112,070	4.000%, 10/1/2046	1,073,336
620,081	4.000%, 10/1/2046	598,960
935,641	4.000%, 3/1/2048	902,466
12,062,061	4.000%, 1/1/2049	11,634,361
4,921,882	4.500%, 1/1/2050	4,873,345
4,311,349	4.500%, 1/1/2050	4,269,210
	Freddie Mac Pool
1,113,716	1.000%, 5/1/2036	964,221
771,160	1.000%, 7/1/2036	666,144
1,123,666	1.000%, 10/1/2036	972,714
2,507,693	2.000%, 6/1/2040	2,186,846
553,620	2.000%, 8/1/2040	482,490
336,083	4.000%, 10/1/2040	324,806
9,892,022	1.500%, 11/1/2040	8,366,524
300,848	4.000%, 11/1/2040	290,888
716,785	2.000%, 12/1/2040	622,821
471,161	1.500%, 2/1/2041	398,186
6,233,246	1.500%, 2/1/2041	5,259,312
4,104,382	1.500%, 3/1/2041	3,460,652
16,312,723	1.500%, 3/1/2041	13,753,511
3,626,337	1.500%, 4/1/2041	3,055,234
14,882,563	1.500%, 5/1/2041	12,521,047
11,734,008	1.500%, 6/1/2041	9,871,700
7,039,658	1.500%, 7/1/2041	5,912,084
7,112,253	1.500%, 8/1/2041	5,972,809
959,958	2.000%, 8/1/2041	829,876
4,465,408	1.500%, 9/1/2041	3,744,522

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$3,097,305	1.500%, 10/1/2041	$2,593,672
505,425	1.500%, 11/1/2041	425,180
2,509,048	1.500%, 11/1/2041	2,099,675
7,829,387	1.500%, 12/1/2041	6,547,949
4,302,699	1.500%, 12/1/2041	3,627,851
625,575	1.500%, 1/1/2042	525,033
5,802,790	1.500%, 1/1/2042	4,863,125
4,587,745	1.500%, 4/1/2042	3,871,175
3,786,333	2.000%, 5/1/2042	3,267,503
2,554,983	2.000%, 8/1/2042	2,203,635
2,616,448	2.000%, 8/1/2042	2,262,198
6,138,713	4.500%, 12/1/2045	6,079,012
		300,005,522
	AGENCY STRIPPED — 0.0%
	Fannie Mae Interest Strip
9,285	Series 284, Class 1, 0.000%, 7/25/2027	9,111

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 10.3%
	GS Mortgage-Backed Securities Trust
4,282,010	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	3,827,016
6,077,245	Series 2021-PJ5, Class A8, 2.500%, 10/25/2051(a),(b)	5,426,980
5,749,311	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	5,119,271
1,763,028	Series 2021-INV1, Class A6, 2.500%, 12/25/2051(a),(b)	1,566,847
3,789,979	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	3,372,768
2,630,848	Series 2021-PJ10, Class A8, 2.500%, 3/25/2052(a),(b)	2,336,292
1,793,756	Series 2021-PJ11, Class A8, 2.500%, 4/25/2052(a),(b)	1,597,080
8,342,950	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	7,390,079
5,668,247	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	5,120,972
3,056,541	Series 2022-PJ3, Class A22, 2.500%, 8/25/2052(a),(b)	2,713,406
4,980,886	Series 2022-PJ3, Class A24, 3.000%, 8/25/2052(a),(b)	4,499,548
5,186,804	Series 2022-PJ4, Class A22, 2.500%, 9/25/2052(a),(b)	4,570,882
1,699,114	Series 2022-PJ4, Class A24, 3.000%, 9/25/2052(a),(b)	1,530,640
12,430,860	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	10,905,172
7,565,821	Series 2022-PJ6, Class A15, 2.500%, 1/25/2053(a),(b)	6,680,735
	J.P. Morgan Mortgage Trust
4,852,897	Series 2021-4, Class A4, 2.500%, 8/25/2051(a),(b)	4,361,385
504,067	Series 2021-5, Class A4, 2.500%, 8/25/2051(a),(b)	453,391
13,435,843	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	12,028,620
5,503,057	Series 2021-7, Class A4, 2.500%, 11/25/2051(a),(b)	4,919,167
2,108,741	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	1,837,867
7,095,805	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	6,317,230
1,839,734	Series 2021-8, Class A4, 2.500%, 12/25/2051(a),(b)	1,644,914

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$1,416,225	Series 2021-INV3, Class A3, 2.500%, 12/25/2051(a),(b)	$1,262,405
2,557,919	Series 2021-11, Class A4A, 2.000%, 1/25/2052(a),(b)	2,225,989
9,379,807	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	8,371,808
815,711	Series 2021-INV7, Class A3A, 2.500%, 2/25/2052(a),(b)	728,226
9,090,865	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	8,124,133
5,934,057	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	5,270,489
21,126,622	Series 2022-1, Class A4, 2.500%, 7/25/2052(a),(b)	18,734,099
3,007,243	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	2,667,763
4,117,605	Series 2022-2, Class A4A, 2.500%, 8/25/2052(a),(b)	3,653,555
1,247,214	Series 2022-4, Class A4, 3.000%, 10/25/2052(a),(b)	1,124,645
103,749	Series 2022-8, Class A4A, 4.000%, 1/25/2053(a),(b)	98,139
378,918	Series 2024-7, Class A4, 3.000%, 4/25/2053(a),(b)	336,284
3,752,518	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	3,384,371
4,070,556	Series 2025-1, Class A4, 3.655%, 1/25/2063(a),(b)	3,770,491
	OBX Trust
13,172,352	Series 2021-J1, Class A4, 2.500%, 5/25/2051(a),(b)	11,782,503
1,801,214	Series 2021-J3, Class A4, 2.500%, 10/25/2051(a),(b)	1,605,785
6,003,681	Series 2022-J1, Class A3, 3.000%, 2/25/2052(a),(b)	5,404,696
	Pretium Mortgage Credit Partners LLC
862,124	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	814,573
	RCKT Mortgage Trust
8,071,971	Series 2021-2, Class A5, 2.500%, 6/25/2051(a),(b)	7,174,219
8,201,511	Series 2021-3, Class A5, 2.500%, 7/25/2051(a),(b)	7,337,482
	Sequoia Mortgage Trust
2,274,880	Series 2021-4, Class A4, 2.500%, 6/25/2051(a),(b)	2,031,898
1,732,925	Series 2021-5, Class A5, 2.000%, 7/25/2051(a),(b)	1,514,583
924,226	Series 2021-5, Class A4, 2.500%, 7/25/2051(a),(b)	824,759
8,292,682	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	7,366,452
3,541,420	Series 2021-9, Class A4, 2.500%, 1/25/2052(a),(b)	3,139,803
676,558	Series 2022-1, Class A4, 2.500%, 2/25/2052(a),(b)	598,959
7,855,045	Series 2025-S1, Class A4, 2.500%, 9/25/2054(a),(b)	6,943,555
	Towd Point Mortgage Trust
61,291	Series 2018-2, Class A1, 3.250%, 3/25/2058(a),(b)	60,809
2,965,826	Series 2019-4, Class A1, 2.900%, 10/25/2059(a),(b)	2,834,579
497,387	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	451,553
1,360,327	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	1,293,312
	Wells Fargo Mortgage Backed Securities
950,311	Series 2021-2, Class A3, 2.500%, 6/25/2051(a),(b)	844,830
394,764	Series 2022-1, Class A3, 2.500%, 8/25/2051(a),(b)	349,490

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$2,042,985	Series 2022-2, Class A4, 2.500%, 12/25/2051(a),(b)	$1,804,689
		222,151,188
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $554,775,117)	560,164,838
	U.S. TREASURY NOTES & BONDS — 33.8%
	U.S. Treasury Note
31,841,000	3.500%, 11/30/2030	30,942,985
123,798,000	3.625%, 12/31/2030	120,874,944
178,681,000	3.750%, 1/31/2031	175,302,821
187,968,000	3.500%, 2/28/2031	182,446,440
3,470,000	3.875%, 3/31/2031	3,420,932
33,873,073	1.250%, 4/15/2031	32,815,843
188,831,000	3.875%, 4/30/2031	186,116,555
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $742,711,015)	731,920,520
	TOTAL BONDS & DEBENTURES
	(Cost $1,969,752,405)	1,971,626,785

Number
of Shares
	COMMON STOCKS — 0.1%
	REAL ESTATE SERVICES — 0.0%
58,520	Copper Property CTL Pass Through Trust(e)	620,312
	TELECOMMUNICATIONS — 0.0%
11,258	Uniti Group, Inc.*	129,129
	TRANSPORTATION & LOGISTICS — 0.1%
75,292	PHI Group, Inc.(d),(e)	2,409,344
	TOTAL COMMON STOCKS
	(Cost $1,733,607)	3,158,785
	PREFERRED STOCKS — 0.0%
	INDUSTRIALS — 0.0%
72	Uniti Group, Inc. - Series A, 11.000%(d),(e)	71,820
	TOTAL PREFERRED STOCKS
	(Cost $148,804)	71,820
	WARRANTS — 0.0%
2,193	Uniti Group, Inc. , Expiration Date: August 11, 2035*,(d),(e)	24,277
	TOTAL WARRANTS
	(Cost $0)	24,277

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENTS — 7.9%
	MONEY MARKET INVESTMENTS — 0.0%
227,461	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.44%(j)	$227,461

Principal
Amount
	TREASURY BILLS — 7.9%
	U.S. Treasury Bill
$15,486,000	3.64%, 7/2/2026(k)	15,484,458
87,513,000	3.61%, 7/9/2026(k)	87,443,767
68,418,000	3.60%, 7/16/2026(k)	68,317,070
		171,245,295
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $171,472,756)	171,472,756

	TOTAL INVESTMENTS — 99.1%
	(Cost $2,143,107,572)	2,146,354,423
	Other Assets in Excess of Liabilities — 0.9%	19,170,894
	TOTAL NET ASSETS — 100.0%	$2,165,525,317

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

*	Non-income producing security.
(a)	Security exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $564,363,353, which represents 26.06% of Total Net Assets. (b)Variable or floating rate security.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(e)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $23,459,048, which represents 1.08% of Total Net Assets.
(f)	Security is in default.

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

(g)	As of June 30, 2026, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 8 of the Notes to Financial Statements for further information on these commitments and contingencies.
(h)	All or a portion of the loan is unfunded.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	The rate is the annualized seven-day yield at period end.
(k)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $2,143,107,572)	$2,146,354,423
Receivables:
Investment securities sold	7,738,674
Fund shares sold	2,112,137
Dividends and interest	11,587,358
Prepaid expenses	14,662
Total assets	2,167,807,254

Liabilities:
Payables:
Fund shares redeemed	1,029,137
Advisory fees	706,511
Shareholder servicing fees (Note 6)	303,636
Fund services fees	168,804
Shareholder reporting fees	24,565
Legal fees	20,645
Trustees' deferred compensation (Note 3)	13,634
Auditing fees	6,001
Chief Compliance Officer fees	799
Trustees' fees and expenses	611
Accrued other expenses	7,594
Total liabilities	2,281,937
Commitments and contingencies (Notes 3 and 8)
Net Assets	$2,165,525,317

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$2,161,733,117
Total distributable earnings (accumulated deficit)	3,792,200
Net Assets	$2,165,525,317

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$7,850,527
Shares of beneficial interest issued and outstanding	769,649
Redemption price per share	$10.20

Institutional Class Shares:
Net assets applicable to shares outstanding	$2,063,169,432
Shares of beneficial interest issued and outstanding	201,915,223
Redemption price per share	$10.22

Advisor Class Shares:
Net assets applicable to shares outstanding	$94,505,358
Shares of beneficial interest issued and outstanding	9,255,186
Redemption price per share	$10.21

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

Investment income:
Interest	$45,935,855
Dividends	186,189
Total investment income	46,122,044

Expenses:
Advisory fees	5,148,244
Shareholder servicing fees - Investor Class (Note 6)	7,165
Shareholder servicing fees - Institutional Class (Note 6)	982,677
Shareholder servicing fees - Advisor Class (Note 6)	52,748
Fund services fees	310,357
Registration fees	114,800
Shareholder reporting fees	81,162
Legal fees	24,521
Trustees' fees and expenses	23,250
Miscellaneous	19,496
Insurance fees	9,016
Auditing fees	8,173
Chief Compliance Officer fees	3,090
Total expenses	6,784,699
Advisory fees waived and shareholder servicing fees reimbursed (Note 3 and 6)	(1,054,176)
Net expenses	5,730,523
Net investment income (loss)	40,391,521

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(627,730)
Total realized gain (loss)	(627,730)
Net change in unrealized appreciation (depreciation) on:
Investments	(32,367,372)
Net change in unrealized appreciation (depreciation)	(32,367,372)
Net realized and unrealized gain (loss)	(32,995,102)

Net Increase (Decrease) in Net Assets from Operations	$7,396,419

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$40,391,521	$68,648,376
Total realized gain (loss) on investments	(627,730)	6,710,124
Net change in unrealized appreciation (depreciation) on investments	(32,367,372)	36,262,391
Net increase (decrease) in net assets resulting from operations	7,396,419	111,620,891

Distributions to Shareholders:
Distributions:
Investor Class	(115,123)	(31,424)
Institutional Class	(37,392,288)	(64,794,783)
Advisor Class	(1,677,977)	(2,983,571)
Total distributions to shareholders	(39,185,388)	(67,809,778)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	7,702,840	4,645,9671
Institutional Class	370,854,134	856,771,446
Advisor Class	35,384,822	45,297,587
Reinvestment of distributions:
Investor Class	115,123	31,424 [1]
Institutional Class	30,658,358	52,921,359
Advisor Class	652,515	1,103,278
Cost of shares redeemed:
Investor Class	(3,197,001	(1,311,641)[1]
Institutional Class	(171,019,941)	(338,618,010)
Advisor Class	(13,249,810	(40,378,436)
Net increase (decrease) in net assets from capital transactions	257,901,040	580,462,974

Total increase (decrease) in net assets	226,112,071	624,274,087

Net Assets:
Beginning of period	1,939,413,246	1,315,139,159
End of period	$2,165,525,317	$1,939,413,246

Capital Share Transactions:
Shares sold:
Investor Class	743,168	447,667 [1]
Institutional Class	35,906,460	83,463,665
Advisor Class	3,430,044	4,421,175
Shares reinvested:
Investor Class	11,215	3,030 [1]
Institutional Class	2,978,291	5,146,898
Advisor Class	63,486	107,549
Shares redeemed:
Investor Class	(309,046	(126,385)[1]
Institutional Class	(16,586,624)	(33,054,153)
Advisor Class	(1,290,832	(3,934,851)
Net increase (decrease) in capital share transactions	24,946,162	56,474,595

[1]	The Investor Class commenced operations on July 1, 2025. The data shown reflects operations for the period July 1, 2025 to December 31, 2025.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Period Ended December 31, 2025[1]
Net asset value, beginning of period	$10.36	$10.27
Income from Investment Operations:
Net investment income (loss)[2]	0.19	0.21
Net realized and unrealized gain (loss)	(0.15)	0.10
Total from investment operations	0.04	0.31

Less Distributions:
From net investment income	(0.20)	(0.22)
Total distributions	(0.20)	(0.22)
Net asset value, end of period	$10.20	$10.36

Total return[3]	0.34%	3.03%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,851	$3,361

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.81%[5]	0.81%[5]
After fees waived and expenses absorbed	0.65%[5]	0.65%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	3.67%[5]	3.80%[5]
After fees waived and expenses absorbed	3.82%[5]	3.96%[5]

Portfolio turnover rate	31%[4]	48%[5]

[1]	The Investor Class commenced operations on July 1, 2025. The data shown reflects operations for the period July 1, 2025 to December 31, 2025.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022[1]	2021[1]
Net asset value, beginning of period	$10.37	$10.08	$10.04	$9.68	$10.24	$10.29
Income from Investment Operations:
Net investment income (loss)[2]	0.20	0.44	0.50	0.50	0.29	0.20
Net realized and unrealized gain (loss)	(0.16)	0.28	0.02	0.34	(0.57)	(0.02)
Total from investment operations	0.04	0.72	0.52	0.84	(0.28)	0.18

Less Distributions:
From net investment income	(0.19)	(0.43)	(0.48)	(0.48)	(0.28)	(0.20)
From net realized gain	-	-	-	-	-	(0.03)
Total distributions	(0.19)	(0.43)	(0.48)	(0.48)	(0.28)	(0.23)
Net asset value, end of period	$10.22	$10.37	$10.08	$10.04	$9.68	$10.24

Total return[3]	0.42%	7.23%	5.29%	9.02%	(2.82)%	1.77%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,063,169	$1,862,957	$1,250,081	$908,830	$684,315	$666,786

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.66%[4]	0.63%	0.62%	0.63%	0.67%	0.71%
After fees waived and expenses absorbed	0.55%[4]	0.55%	0.55%[5]	0.54%[6]	0.51%	0.49%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	3.82%[4]	4.16%	4.83%	4.97%	2.75%	1.69%
After fees waived and expenses absorbed	3.92%[4]	4.24%	4.90%	5.06%	2.91%	1.91%

Portfolio turnover rate	31%[7]	48%	58%	55%	31%	35%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Annualized.
[5]	Effective May 1, 2024, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.554% of the average daily net assets. Prior to May 1, 2024, the limit of the annual operating expenses was 0.55%.
[6]	Effective May 1, 2023, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets. Prior to May 1, 2023, the limit of the annual operating expenses was 0.52%.
[7]	Not annualized.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,				For the Period Ended December 31,
	(Unaudited)	2025	2024	2023	2022[1]	2021[1,2]
Net asset value, beginning of period	$10.36	$10.07	$10.04	$9.68	$10.24	$10.32
Income from Investment Operations:
Net investment income (loss) [3]	0.20	0.43	0.49	0.49	0.34	0.13
Net realized and unrealized gain (loss)	(0.16)	0.28	0.02	0.34	(0.63)	(0.05)
Total from investment operations	0.04	0.71	0.51	0.83	(0.29)	0.08

Less Distributions:
From net investment income	(0.19)	(0.42)	(0.48)	(0.47)	(0.27)	(0.13)
From net realized gain	-	-	-	-	-	(0.03)
Total distributions	(0.19)	(0.42)	(0.48)	(0.47)	(0.27)	(0.16)
Net asset value, end of period	$10.21	$10.36	$10.07	$10.04	$9.68	$10.24

Total return[4]	0.39%	7.22%	5.16%	8.86%	(2.79)%	0.85%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$94,505	$73,095	$65,058	$48,915	$1,083	$32

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.68%[5]	0.65%	0.65%	0.68%	0.70%	3.06%[5]
After fees waived and expenses absorbed	0.60%[5]	0.60%	0.60%[6]	0.59%[7]	0.56%	0.59%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.80%[5]	4.16%	4.80%	4.93%	3.32%	(0.69)%[5]
After fees waived and expenses absorbed	3.87%[5]	4.21%	4.85%	5.02%	3.45%	1.79%[5]

Portfolio turnover rate	31%[8]	48%	58%	55%	31%	35%[5]

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	The Advisor Class commenced operations on April 16, 2021. The data shown reflects operations for the period April 16, 2021 to December 31, 2021.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Annualized.
[6]	Effective May 1, 2024, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.604% of the average daily net assets. Prior to May 1, 2024, the limit of the annual operating expenses was 0.60%.
[7]	Effective May 1, 2023, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.60% of the average daily net assets. Prior to May 1, 2023, the limit of the annual operating expenses was 0.57%.
[8]	Not annualized.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Note 1 – Organization

FPA Flexible Fixed Income Fund (the “Fund”), is a diversified series of Investment Managers Series Trust III (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term total return, which includes income and capital appreciation, while considering capital preservation. First Pacific Advisors, LP (the "Adviser") has served as the Fund's investment adviser since December 31, 2018.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing credit support. In addition, asset-backed securities are not backed by any governmental agency.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

(f) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The value of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

(g) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(i) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(j) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.50% of the Fund’s average daily net assets. In addition, the Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, redemption liquidity service expenses, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) do not exceed 0.604%, 0.554%, and 0.654% of the Fund’s average daily net assets for the one-year period ending April 30, 2027, for the Advisor Class, Institutional Class, and Investor Class, respectively.

For the six months ended June 30, 2026, the Adviser waived a portion of its advisory fees totaling $593,865 for the Fund. Any expenses reimbursed to the Fund by the Adviser during any of the previous 36 months may be recouped by the Adviser, provided the Fund’s Total Annual Fund Operating Expenses do not exceed 0.64% of the average net assets of the Fund attributable to the Institutional Class, 0.74% of the average net assets of the Fund attributable to the Advisor Class, and 0.79% of the average net assets of the Fund attributable to the Investor Class for any subsequent calendar year, regardless of whether there is a then-effective higher expense limit. This agreement may only be terminated earlier by the Fund’s Board of Trustees or upon termination of the Advisory Agreement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities. The Adviser may recapture all or a portion of this amount no later than dates stated below:

December 31, 2026	$316,675
December 31, 2027	802,310
December 31, 2028	1,331,221
December 31, 2029	1,054,176
Total	$3,504,382

UMB Fund Services, Inc. ("UMBFS") serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2026, are reported as fund services fees on the Statement of Operations.

Distribution Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or the Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the six months ended June 30, 2026, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2026 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2026, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$2,143,108,213

Gross unrealized appreciation	$20,474,401
Gross unrealized depreciation	(17,228,191)

Net unrealized appreciation	$3,246,210

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions

For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term investments, were $894,944,393 and $584,551,511, respectively.

Note 6 – Shareholder Servicing Plan

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10%, 0.15%, and 0.25% of its average daily net assets attributable to Institutional Class, Advisor Class, and Investor Class shares, respectively. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. For the six months ended June 30, 2026, the Adviser reimbursed shareholder servicing fees of $450,657, $6,920, and $2,734 for the Institutional Class, Advisor Class, and Investor Class shares, respectively.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of June 30, 2026, the total unfunded amount was 0.02% of the Fund’s net assets.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

As of June 30, 2026, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Super Senior Exit LC	$341,263	$(237)	$(17,063)	$(16,826)	$341,263

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Auto	$-	$74,333,715	$-	$74,333,715
Collateralized Loan Obligation	-	34,736,737	-	34,736,737
Equipment	-	149,749,495	-	149,749,495
Other	-	108,012,532	-	108,012,532
Commercial Mortgage-Backed Securities
Agency	-	157,995,813	-	157,995,813
Agency Stripped	-	767,869	-	767,869
Non-Agency	-	85,786,676	-	85,786,676
Corporate Bank Debt	-	8,286,866	1,845,429	10,132,295
Corporate Bonds
Communications	-	5,221,355	-	5,221,355
Consumer Discretionary	-	7,497,292	-	7,497,292
Financials	-	35,106,648	10,201,000	45,307,648
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	-	19,603,540	-	19,603,540
Agency Pool Adjustable Rate	-	18,395,477	-	18,395,477
Agency Pool Fixed Rate	-	300,005,522	-	300,005,522
Agency Stripped	-	9,111	-	9,111
Non-Agency Collateralized Mortgage Obligation	-	222,151,188	-	222,151,188
U.S. Treasury Notes & Bonds	-	731,920,520	-	731,920,520
Common Stocks
Real Estate Services	620,312	-	-	620,312
Telecommunications	129,129	-	-	129,129
Transportation & Logistics	-	-	2,409,344	2,409,344
Preferred Stocks
Industrials	-	-	71,820	71,820
Warrants	-	-	24,277	24,277
Short-Term Investments	227,461	171,245,295	-	171,472,756
	$976,902	$2,130,825,651	$14,551,870	$2,146,354,423

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Beginning value at December 31, 2025	Transfers In/(out) of Level 3 during the period	Total Realized gain/loss	Total Change in unrealized appreciation/depreciation	Amortization of Discount (Amortization of Premium)	Net Purchases	Net Sales	Ending Value at June 30, 2026
Common Stocks	$2,409,344	$-	$-	$-	$-	$-	$-	$2,409,344
Corporate Bank Debt	1,811,587	-	64	47,032	389	206	(13,850)	1,845,429
Corporate Bonds	10,201,000	-	-	-	-	-	-	10,201,000
Preferred Stocks	71,820	-	-	-	-	-	-	71,820
Warrants	15,079	-	-	9,198	-	-	-	15,079
	$14,508,830	$-	$64	$56,230	$389	$206	$(13,850)	$14,551,870

The change in unrealized gains or losses attributable to Level 3 investments held at June 30, 2026 was $56,230.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. Transfers into Level 3 were due to change in valuation technique from vendor priced to fair valued.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026.

Financial Assets	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price	Impact to Valuation From an Increase in Input(1)
Corporate Bank Debt	$1,849,296	Third-Party Broker Quote(2)	Quotes/Prices	$101.92	$101.92	Increase
	(3,914)	Pricing Model(3)	Quotes/Prices	$95.00	$95.00	Increase
	47	Asset Approach(4)	Estimated Recovery Proceeds	$0.01	$0.01	Increase
Common Stocks	2,409,344	Pricing Model(5)	Last Reported Trade	$32.00	$32.00	Increase
Corporate Bonds & Notes	10,201,000	Pricing Model(6)	Cost	$100.00	$100.00	Increase
Preferred Stocks	71,820	Pricing Model(6)	Cost	$1,000.00	$1,000.00	Increase
Warrants	24,277	Pricing Model(7)	Price of Similar Security	$11.07	$11.07	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
(2)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(3)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(4)	The Asset Approach technique for Level 3 securities involves the potential of likelihood of future bankruptcy distributions.
(5)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(6)	The fair value of the investment is based on the initial purchase price or more recent capital activity. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.
(7)	The fair value of the investment is based on the convertibility of the warrants into common stock of the underlying security.

Note 10 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

As of June 30, 2026, the Fund invested in the following restricted securities:

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solutions BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	$3,644,000	$3,644,000	0.17%
Capstone Acquisition Holdings, Inc. Term Loan, 8.244% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	1,804,752	1,849,296	0.09%
Copper Property CTL Pass Through Trust	1/17/2019	939,850	620,312	0.03%

Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	5,000,000	5,000,000	0.23%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2027	2/3/2021	-	47	0.00%
Lealand Finance Company B.V. Senior Exit LC, 4.750%, 6/30/2027	2/28/2020	(237)	(17,063)	0.00%
McDermott Technology Americas, Inc., 7.758% (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	8,552	13,149	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/07/2029	2/22/2024	1,557,000	1,557,000	0.07%
PHI Group, Inc.	8/19/2019	615,785	2,409,344	0.11%
Uniti Group, Inc.	11/16/2020	-	24,277	0.00%
Uniti Group, Inc. - Series A	11/16/2020	148,804	71,820	0.00%
WH Borrower LLC, Term Loan B, 8.142% (3-Month Term SOFR+450 basis points), 2/20/2032	2/9/2022	8,224,870	8,286,866	0.38%
		$21,943,376	$23,459,048	1.08%

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

Note 12 – New Accounting Pronouncements

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

FPA Crescent Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on April 21, 2026, the Board of Trustees (the “Board”) of Investment Managers Series Trust III (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and First Pacific Advisors, LP (the “Advisor”) with respect to the FPA Crescent Fund series of the Trust (the “Fund”) for an additional one-year period from when it otherwise would expire. In approving the renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the S&P 500 Total Return Index (the “S&P 500 Index”), the MSCI All Country World Net Return Index (the “MSCI ACWI Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Global Moderate Allocation category (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended December 31, 2025; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.

In renewing the Advisory Agreement, the Independent Trustees met separately in an executive session prior to the meeting with the Board to consider the Advisory Agreement, including the items discussed below, and were represented by their legal counsel with respect to the matters considered. The Board, including all of the Independent Trustees, then met and also considered a variety of factors for renewal of the Advisory Agreement, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns, but below the MSCI ACWI Index return and the S&P 500 Index return by 0.17% and 3.40%, respectively. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, but below the S&P 500 Index return and the MSCI ACWI Index return by 0.22% and 4.68%, respectively. For the ten-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns, but below the MSCI ACWI Index return and the S&P 500 Index return by 1.88% and 4.98%, respectively. The Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, but below the MSCI ACWI Index return and the S&P 500 Index return by 3.38% and 5.74%, respectively. The Board considered the Advisor’s assertion that because the Fund’s strategy seeks to take less risk than the market and protect against the downside, the Fund’s performance can lag in strongly rising markets, and that a continued strongly rising equity market was the primary reason for the Fund’s underperformance relative to the MSCI ACWI Index. The Board also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the three-, five-, and ten-year periods.

FPA Crescent Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was above the Peer Group and Fund Universe medians by 0.205% and 0.3219%, respectively. The Board considered the Advisor’s assertion that an appropriate peer group for the Fund likely does not exist, and that the Fund’s investment objective, broad opportunity set, and the related skills required to effectively execute on the Fund’s investment objective and opportunity set are far greater than most other funds in the Peer Group. The Board also considered that the advisory fee paid by the Fund was in the range of fees charged by the Advisor to manage institutional accounts and private funds and to sub-advise other mutual funds with similar objectives and policies as the Fund, and the Board considered the Advisor’s discussion of the differences between the services provided by the Advisor to the Fund and those provided by the Advisor to the sub-advised funds, institutional accounts, and private funds. The Board also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor. In addition, the Board observed that the Fund pays the Advisor an administrative fee of 0.01% for Supra Institutional Class shares and 0.07% for Institutional Class shares for non-distribution related shareholder services.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.22% and 0.29%, respectively. The Board considered that the annual total expenses of the Fund were likely higher than the Peer Group and Fund Universe medians because of the Fund’s higher advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

FPA Crescent Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

Advisor Profitability and Costs

The Board and the Independent Trustees considered information provided by the Advisor regarding the Advisor’s costs in providing services to the Fund, the profitability of the Advisor and the benefits to the Advisor from its relationship with the Fund. The Independent Trustees reviewed and considered the Advisor’s representations regarding its assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost, and overhead costs with respect to the provision of investment advisory services. The Independent Trustees discussed with the Advisor the general process through which individuals’ compensation is determined and then reviewed by the management committee of the Advisor, as well as the Advisor’s methods for determining that its compensation levels are set at appropriate levels to attract and retain the personnel necessary to provide high quality professional investment advice. The Independent Trustees recognized that the Advisor is entitled under the law to earn a reasonable level of profits for the services that it provides to the Fund. The Board observed that the Advisor had waived a portion of its advisory fee with respect to the Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationship with the Fund were reasonable.

Economies of Scale

The Board and the Independent Trustees considered, and discussed with the Advisor, whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether the advisory fee rate is reasonable in relation to the Fund’s asset levels and any economies of scale that may exist. The Independent Trustees also considered the Advisor’s representation that its internal costs of providing investment management services to the Fund have increased in recent years as a result of a number of factors, including the ongoing and growing complexity of the Fund’s investments, as well as the Advisor’s investment in building a highly-seasoned trading, compliance, valuation, client service and operations staff to support the Advisor’s investment teams. The Trustees also noted the Advisor’s representation that it would continue making such investments in its personnel, systems, and facilities in an effort to maintain and increase the level and quality of services that it provides to the Fund. The Trustees also considered the Advisor’s willingness to close funds to new investors when it believes that a fund has limited capacity to grow or when it otherwise would be detrimental to fund shareholders.

The Independent Trustees recognized that the advisory fee schedule for the Fund does not have breakpoints. They considered that many registered funds have breakpoints in the advisory fee structure as a means by which to share in the benefits of potential economies of scale as a fund’s assets grow. They also considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Independent Trustees considered the Advisor’s statement that it believes that breakpoints are currently not warranted for the Fund given the ongoing investments the Advisor is making in its business for the benefit of the Fund, the increases in compensation paid to attract and retain high quality investment professionals, uncertainties regarding the direction of the economy, and uncertainties regarding future growth or contraction in the Fund’s assets, all of which could negatively impact the Advisor’s profitability. The Board and the Independent Trustees concluded that the Fund is benefitting from the ongoing investments made by the Advisor in its team of personnel serving the Fund and in the Advisor’s service infrastructure, and that in light of these investments, the addition of breakpoints to the Fund’s advisory fee structure was not warranted at current asset levels.

FPA Crescent Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

Benefits to the Advisor

The Board and the Independent Trustees considered other “fall out” benefits to the Advisor as a result of its relationship with the Fund, other than the advisory fee, including research services provided to it by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

FPA Flexible Fixed Income Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on April 21, 2026, the Board of Trustees (the “Board”) of Investment Managers Series Trust III (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and First Pacific Advisors, LP (the “Advisor”) with respect to the FPA Flexible Fixed Income Fund series of the Trust (the “Fund”) for an additional one-year period from when it otherwise would expire. In approving the renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Universal Bond Total Return Index (the “Bloomberg Universal Index”), the Consumer Price Index (the “CPI”) + 200 basis points, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Nontraditional Bond category (the “Fund Universe”) for the one-, three-, and five-year periods ended December 31, 2025; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.

In renewing the Advisory Agreement, the Independent Trustees met separately in an executive session prior to the meeting with the Board to consider the Advisory Agreement, including the items discussed below, and were represented by their legal counsel with respect to the matters considered. The Board, including all of the Independent Trustees, then met and also considered a variety of factors for renewal of the Advisory Agreement, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the three-year period was above the Fund Universe median return, the Bloomberg Universal Index return, and the CPI + 200 basis points, but below the Peer Group median return by 0.11%. For the five-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns and the Bloomberg Universal Index return, but below the CPI + 200 basis points measure by 2.66%. The Fund’s total return for the one-year period was above the Fund Universe median return and the CPI + 200 basis points, but below the Bloomberg Universal Index return and the Peer Group median return by 0.35% and 0.36%, respectively. The Board considered the Advisor’s belief that the Fund continues to perform in line with expectations and has served investors well by protecting and growing capital. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of funds (which are the most favorable) in the Peer Group and Fund Universe for the three- and five-year periods.

FPA Flexible Fixed Income Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than both the Peer Group and Fund Universe medians. The Trustees considered that the Fund’s advisory fee was the same as or higher than the fees that the Advisor charges to manage separate accounts for institutional investors with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the institutional separate accounts that the Advisor manages, and noted the differences between the services provided by the Advisor to the Fund and those provided to the institutional separate accounts. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Advisor Profitability and Costs

The Board and the Independent Trustees considered information provided by the Advisor regarding the Advisor’s costs in providing services to the Fund, the profitability of the Advisor and the benefits to the Advisor from its relationship with the Fund. The Independent Trustees reviewed and considered the Advisor’s representations regarding its assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost, and overhead costs with respect to the provision of investment advisory services. The Independent Trustees discussed with the Advisor the general process through which individuals’ compensation is determined and then reviewed by the management committee of the Advisor, as well as the Advisor’s methods for determining that its compensation levels are set at appropriate levels to attract and retain the personnel necessary to provide high quality professional investment advice. The Independent Trustees recognized that the Advisor is entitled under the law to earn a reasonable level of profits for the services that it provides to the Fund. The Board observed that the Advisor had waived a portion of its advisory fee with respect to the Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationship with the Fund were reasonable.

FPA Flexible Fixed Income Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

Economies of Scale

The Board and the Independent Trustees considered, and discussed with the Advisor, whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether the advisory fee rate is reasonable in relation to the Fund’s asset levels and any economies of scale that may exist. The Independent Trustees also considered the Advisor’s representation that its internal costs of providing investment management services to the Fund have increased in recent years as a result of a number of factors, including the ongoing and growing complexity of the Fund’s investments, as well as the Advisor’s investment in building a highly-seasoned trading, compliance, valuation, client service and operations staff to support the Advisor’s investment teams. The Trustees also noted the Advisor’s representation that it would continue making such investments in its personnel, systems, and facilities in an effort to maintain and increase the level and quality of services that it provides to the Fund. The Trustees also considered the Advisor’s willingness to close funds to new investors when it believes that a fund has limited capacity to grow or when it otherwise would be detrimental to fund shareholders.

The Independent Trustees recognized that the advisory fee schedule for the Fund does not have breakpoints. They considered that many registered funds have breakpoints in the advisory fee structure as a means by which to share in the benefits of potential economies of scale as a fund’s assets grow. They also considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Independent Trustees considered the Advisor’s statement that it believes that breakpoints are currently not warranted for the Fund given the ongoing investments the Advisor is making in its business for the benefit of the Fund, the increases in compensation paid to attract and retain high quality investment professionals, uncertainties regarding the direction of the economy, and uncertainties regarding future growth or contraction in the Fund’s assets, all of which could negatively impact the Advisor’s profitability. The Board and the Independent Trustees concluded that the Fund is benefitting from the ongoing investments made by the Advisor in its team of personnel serving the Fund and in the Advisor’s service infrastructure, and that in light of these investments, the addition of breakpoints to the Fund’s advisory fee structure was not warranted at current asset levels.

Benefits to the Advisor

The Board and the Independent Trustees considered other “fall out” benefits to the Advisor as a result of its relationship with the Fund, other than the advisory fee, including research services provided to it by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

FPA Flexible Fixed Income Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2026